Document and Entity Information (USD $)	12 Months Ended
	Nov. 30, 2010	Jan. 24, 2011	May 31, 2010
Document Type	10-K
Amendment Flag	false
Document Period End Date	Nov 30, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	CCL
Entity Registrant Name	CARNIVAL CORP
Entity Central Index Key	0000815097
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		607,840,462
Entity Public Float			$ 14,500,000,000
CARNIVAL PLC
Trading Symbol	CUK
Entity Registrant Name	CARNIVAL PLC
Entity Central Index Key	0001125259
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		214,412,366
Entity Public Float			$ 6,700,000,000

CARNIVAL CORPORATION & PLC CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data	12 Months Ended
	Nov. 30, 2010		Nov. 30, 2009		Nov. 30, 2008
Cruise
Passenger tickets	$ 11,084		$ 10,288		$ 11,511
Onboard and other	3,104		2,885		3,044
Tour and other	281		287		392
Revenues	14,469	[1]	13,460	[1]	14,947	[1]
Cruise
Commissions, transportation and other	2,272		2,220		2,533
Onboard and other	474		461		501
Payroll and related	1,611		1,498		1,470
Fuel	1,622		1,156		1,774
Food	869		839		856
Other ship operating	2,032		1,997		1,913
Tour and other	212		236		293
Total	9,092		8,407		9,340
Selling and administrative	1,614		1,590		1,629
Depreciation and amortization	1,416		1,309		1,249
Costs and Expenses	12,122		11,306		12,218
Operating Income	2,347		2,154		2,729
Nonoperating (Expense) Income
Interest income	12		14		35
Interest expense, net of capitalized interest	(378)		(380)		(420)
Other (expense) income, net	(2)		18		27
Nonoperating Income (Expense), Total	(368)		(348)		(358)
Income Before Income Taxes	1,979		1,806		2,371
Income Tax Expense, Net	(1)		(16)		(47)
Net Income	$ 1,978		$ 1,790		$ 2,324
Earnings Per Share
Basic	$ 2.51		$ 2.27		$ 2.96
Diluted	$ 2.47		$ 2.24		$ 2.9
Dividends Declared Per Share	$ 0.4				$ 1.6

[1]	A portion of Tour and Other segment revenues include revenues for the cruise portion of a tour, when a cruise is sold along with a land tour package by Holland America Princess Alaska Tours, and shore excursion and port hospitality services provided to cruise guests by this tour company. These intersegment revenues, which are included in full in the cruise brand segments, are eliminated directly against the Tour and Other segment revenues and operating expenses in the line "Intersegment elimination."

CARNIVAL CORPORATION & PLC CONSOLIDATED BALANCE SHEETS (USD $) In Millions	12 Months Ended
	Nov. 30, 2010		Nov. 30, 2009
Current Assets
Cash and cash equivalents	$ 429		$ 538
Trade and other receivables, net	248		362
Inventories	320		320
Prepaid expenses and other	247		298
Total current assets	1,244		1,518
Property and Equipment, Net	30,967		29,870
Goodwill	3,320		3,451
Other Intangibles	1,320		1,346
Other Assets	639		650
Total assets	37,490		36,835
Current Liabilities
Short-term borrowings	740	[1]	135	[1]
Current portion of long-term debt	613	[1]	815	[1]
Accounts payable	503		568
Accrued liabilities and other	1,094		874
Customer deposits	2,805		2,575
Total current liabilities	5,755		4,967
Long-Term Debt	8,011	[1]	9,097	[1]
Other Long-Term Liabilities and Deferred Income	693		732
Commitments and Contingencies (Notes 6 and 7)
Shareholders' Equity
Common stock of Carnival Corporation, $0.01 par value; 1,960 shares authorized; 646 shares at 2010 and 644 shares at 2009 issued	6		6
Ordinary shares of Carnival plc, $1.66 par value; 214 shares at 2010 and 213 shares at 2009 issued	355		354
Additional paid-in capital	8,094		7,920
Retained earnings	17,224		15,561
Accumulated other comprehensive (loss) income	(254)		462
Treasury stock, 39 shares at 2010 and 24 shares at 2009 of Carnival Corporation and 31 shares at 2010 and 46 shares at 2009 of Carnival plc, at cost	(2,394)		(2,264)
Total shareholders' equity	23,031		22,039
Liabilities and Stockholders' Equity, Total	$ 37,490		$ 36,835

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2010, 60%, 37% and 3% (59%, 38% and 3% at November 30, 2009) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2010, we believe we were in compliance with all of our debt covenants.

CARNIVAL CORPORATION & PLC CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data	Nov. 30, 2010	Nov. 30, 2009
Common stock of Carnival Corporation, par value	$ 0.01	$ 0.01
Common stock of Carnival Corporation, shares authorized	1,960	1,960
Common stock of Carnival Corporation, issued	646	644
Ordinary shares of Carnival plc, par value	$ 1.66	$ 1.66
Ordinary shares of Carnival plc, issued	214	213
Treasury stock, shares of Carnival Corporation	39	24
Treasury stock, shares of Carnival plc	31	46

CARNIVAL CORPORATION & PLC CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	12 Months Ended
	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2008
OPERATING ACTIVITIES
Net income	$ 1,978	$ 1,790	$ 2,324
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,416	1,309	1,249
Share-based compensation	43	50	50
Other	(15)	37	(31)
Changes in operating assets and liabilities
Receivables	106	81	(70)
Inventories	(12)	10	(8)
Prepaid expenses and other	(14)	7	(18)
Accounts payable	(36)	74	(66)
Accrued and other liabilities	81	29	37
Customer deposits	271	(45)	(76)
Net cash provided by operating activities	3,818	3,342	3,391
INVESTING ACTIVITIES
Additions to property and equipment	(3,579)	(3,380)	(3,353)
Other, net	78	(4)	98
Net cash used in investing activities	(3,501)	(3,384)	(3,255)
FINANCING ACTIVITIES
Proceeds from (repayments of) short-term borrowings, net	626	(288)	138
Principal repayments of revolvers	(350)	(1,749)	(3,314)
Proceeds from revolvers	94	1,166	3,186
Principal repayments of other long-term debt	(1,842)	(1,273)	(1,211)
Proceeds from issuance of other long-term debt	1,280	2,299	2,243
Dividends paid	(237)	(314)	(1,261)
Purchases of treasury stock	(524)	(188)	(98)
Sales of treasury stock	545	196	15
Proceeds from settlement of foreign currency swaps		113
Other, net	4	(55)	(13)
Net cash used in financing activities	(404)	(93)	(315)
Effect of exchange rate changes on cash and cash equivalents	(22)	23	(114)
Net decrease in cash and cash equivalents	(109)	(112)	(293)
Cash and cash equivalents at beginning of year	538	650	943
Cash and cash equivalents at end of year	$ 429	$ 538	$ 650

CARNIVAL CORPORATION & PLC CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions	Common Stock	Ordinary Shares	Additional paid-in capital	Additional paid-in capital Adoption of convertible debt and noncontrolling interest accounting pronouncements	Retained earnings	Retained earnings Adoption of convertible debt and noncontrolling interest accounting pronouncements	Accumulated other comprehensive (loss) income	Treasury stock	Adoption of convertible debt and noncontrolling interest accounting pronouncements	Total
Beginning Balances at Nov. 30, 2007 (Previously reported)	$ 6	$ 354	$ 7,599		$ 12,921		$ 1,296	$ (2,213)		$ 19,963
Beginning Balances at Nov. 30, 2007	6	354	7,862	263	12,718	(203)	1,296	(2,213)	60	20,023
Adoption of tax accounting interpretation (Note 8)					(11)					(11)
Comprehensive income:
Net income					2,324					2,324
Foreign currency translation adjustment							(1,816)			(1,816)
Other							(103)			(103)
Total comprehensive income										405
Cash dividends declared					(1,260)					(1,260)
Purchases and sales under the Stock Swap programs and other (Note 2 and Note 5)			63					(83)		(20)
Ending Balances at Nov. 30, 2008	6	354	7,925		13,771		(623)	(2,296)		19,137
Comprehensive income:
Net income					1,790					1,790
Foreign currency translation adjustment							1,043			1,043
Other							42			42
Total comprehensive income										2,875
Purchases and sales under the Stock Swap programs and other (Note 2 and Note 5)			(5)					32		27
Ending Balances at Nov. 30, 2009	6	354	7,920		15,561		462	(2,264)		22,039
Comprehensive income:
Net income					1,978					1,978
Foreign currency translation adjustment							(664)			(664)
Other							(52)			(52)
Total comprehensive income										1,262
Cash dividends declared					(315)					(315)
Purchases and sales under the Stock Swap programs and other (Note 2 and Note 5)		1	174					(130)		45
Ending Balances at Nov. 30, 2010	$ 6	$ 355	$ 8,094		$ 17,224		$ (254)	$ (2,394)		$ 23,031

General	12 Months Ended
Nov. 30, 2010
General

NOTE 1 – General

Description of Business

Carnival Corporation is incorporated in Panama, and Carnival plc is incorporated in England and Wales. Carnival Corporation and Carnival plc operate a dual listed company (“DLC”), whereby the businesses of Carnival Corporation and Carnival plc are combined through a number of contracts and through provisions in Carnival Corporation’s Articles of Incorporation and By-Laws and Carnival plc’s Articles of Association. The two companies operate as if they are a single economic enterprise, but each has retained its separate legal identity. Each company’s shares are publicly traded; on the New York Stock Exchange (“NYSE”) for Carnival Corporation and the London Stock Exchange for Carnival plc. In addition, Carnival plc American Depository Shares are traded on the NYSE. See Note 3.

The accompanying consolidated financial statements include the accounts of Carnival Corporation and Carnival plc and their respective subsidiaries. Together with their consolidated subsidiaries they are referred to collectively in these consolidated financial statements and elsewhere in this 2010 Annual Report as “Carnival Corporation & plc,” “our,” “us,” and “we.”

We are the largest cruise company and among the largest vacation companies in the world. Each of our cruise brands is an operating segment that we aggregate into either the (1) North America or (2) Europe, Australia & Asia reportable cruise segments (see Note 11). As of November 30, 2010, the summary by cruise brand of our passenger capacity, the number of cruise ships we operate and the primary areas or countries in which they are marketed are as follows:

Cruise Brands	Passenger Capacity (a)	Number of Cruise Ships	Primary Markets

North America
Carnival Cruise Lines	54,480	22	North America
Princess Cruises (“Princess”)	37,608	17	North America
Holland America Line	23,492	15	North America
Seabourn	1,524	5	North America

North America Cruise Brands	117,104	59

Europe, Australia & Asia (“EAA”)
Costa Cruises (“Costa”)	29,202	14	Italy, France and Germany
P&O Cruises (UK) (b)	15,098	7	United Kingdom (“UK”)
AIDA Cruises (“AIDA”)	12,054	7	Germany
Cunard	6,676	3	UK and North America
P&O Cruises (Australia)	6,322	4	Australia
Ibero Cruises (“Ibero”)	5,008	4	Spain and South America

EAA Cruise Brands	74,360	39

	191,464	98

(a)	In accordance with cruise industry practice, passenger capacity is calculated based on two passengers per cabin even though some cabins can accommodate three or more passengers.

(b)	Includes the 1,200-passenger capacity Artemis, which was sold in October 2009 to an unrelated entity and is being operated by P&O Cruises (UK) under a bareboat charter agreement until April 2011.

Preparation of Financial Statements

The preparation of our consolidated financial statements in accordance with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the amounts reported and disclosed in our financial statements. Actual results could differ from these estimates. All significant intercompany balances and transactions are eliminated in consolidation.

Summary of Significant Accounting Policies	12 Months Ended
Nov. 30, 2010
Summary of Significant Accounting Policies

NOTE 2 – Summary of Significant Accounting Policies

Basis of Presentation

We consolidate entities over which we have control, as typically evidenced by a direct ownership interest of greater than 50%, or for which we are the primary beneficiary (see Note 3). For affiliates where significant influence over financial and operating policies exists, as typically evidenced by a direct ownership interest from 20% to 50%, the investment is accounted for using the equity method. In July 2009, we purchased the remaining 25% interest in Ibero that we did not own for  $33 million, which approximated this noncontrolling interests’ carrying value, and recorded this payment as a reduction to noncontrolling interests that is included within additional paid-in capital.

During the fourth quarter of 2010, we changed the classification of our port costs that vary with guest head counts to a gross presentation from a net presentation, which resulted in an increase in both passenger ticket revenues and commissions, transportation and other costs. This change had no impact on our operating or net income. We adjusted all prior period amounts to conform with this new classification. The amounts reclassified and now included on a gross basis in passenger ticket revenues and commissions, transportation and other costs were  $346 million,  $303 million and  $301 million in fiscal 2010, 2009 and 2008, respectively.

On December 1, 2009, we adopted a new accounting pronouncement on a retrospective basis that requires the issuer of certain convertible debt instruments that may be settled in cash, or other assets, on conversion to separately account for the debt and equity components in a manner that reflects the issuer’s non-convertible debt borrowing rate. The impact of adopting this pronouncement had no effect on our previously reported diluted earnings per share. However, at November 30, 2007 we recorded an adjustment to reduce retained earnings by  $203 million and increase additional paid-in capital by  $209 million. For the year ended November 30, 2008, the impact of adopting this pronouncement was an additional  $6 million of non-cash interest expense.

On December 1, 2009, we also adopted another new accounting pronouncement on a retrospective basis related to the presentation of our noncontrolling interests, which resulted in the reclassification of  $54 million to additional paid-in capital from other long-term liabilities at November 30, 2007. In addition, we reclassified  $35 million and  $15 million as a reduction to additional paid-in capital instead of against other long-term liabilities during fiscal 2009 and 2008, respectively, related to the net reduction attributable to our noncontrolling interests. We did not separately present our noncontrolling interests in the consolidated financial statements for all periods presented since the amounts are insignificant.

Cash and Cash Equivalents

Cash and cash equivalents include investments with maturities of three months or less at acquisition, which are stated at cost. At November 30, 2010 and 2009, cash and cash equivalents are comprised of cash on hand, money market funds and time deposits.

Inventories

Inventories consist primarily of food and beverage provisions, hotel and restaurant products and supplies, gift shop and art merchandise held for resale and fuel, which are all carried at the lower of cost or market. Cost is determined using the weighted-average or first-in, first-out methods.

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization were computed using the straight-line method over our estimates of average useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values
Ships	30	15%
Ship improvements	3-28	0% or 15%
Buildings and improvements	5-35	0-10%
Computer hardware and software	3-7	0-10%
Transportation equipment and other	2-20	0-10%
Leasehold improvements, including port facilities	Shorter of lease term or related asset life	-

Ship improvement costs that we believe add value to our ships, such as those incurred for major refurbishments, are capitalized to the ships and depreciated over their or the ships’ estimated remaining useful life, whichever is shorter, while costs of repairs and maintenance, including minor improvement costs, are charged to expense as incurred. We capitalize interest as part of acquiring ships and other capital projects during their construction period. The specifically identified or estimated cost and accumulated depreciation of previously capitalized ship components are written-off upon retirement, which may result in a loss on disposal that is classified within other ship operating expenses in the accompanying Consolidated Statements of Income.

Dry-dock costs primarily represent planned major maintenance activities that are incurred when a ship is taken out of service for scheduled maintenance. These costs are expensed as incurred and included within other ship operating expenses in the accompanying Consolidated Statements of Income.

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of these assets may not be fully recoverable. The assessment of possible impairment is based on our ability to recover the carrying value of our asset based on our estimate of its undiscounted future cash flows. If these estimated undiscounted future cash flows are less than the carrying value of the asset, an impairment charge is recognized for the excess, if any, of the asset’s carrying value over its estimated fair value.

Intangibles

We review our goodwill for impairment annually and, when events or circumstances dictate, more frequently. All of our goodwill has been allocated to our reporting units, also referred to as “cruise brands”. Our goodwill impairment reviews consist of a two-step process. The first step is to determine the fair value of the cruise brand and compare it to the carrying value of the net assets allocated to the cruise brand. If this fair value exceeds the carrying value no further analysis or goodwill write-down is required. The second step is required if the fair value of the cruise brand is less than the carrying value of the net assets. In this step the estimated fair value of the cruise brand is allocated to all the underlying assets and liabilities, including both recognized and unrecognized tangible and intangible assets, based on their relative fair values. If necessary, goodwill is then written-down to its implied fair value.

The costs of developing and maintaining our trademarks are expensed as incurred. Trademarks represent substantially all of our other intangibles. For certain of our acquisitions we have allocated a portion of the purchase prices to the acquiree’s identified trademarks. Trademarks are estimated to have an indefinite useful life and, therefore, are not amortizable, but are reviewed for impairment annually and, when events or circumstances dictate, more frequently. Our trademarks would be considered impaired if their carrying value exceeds their estimated fair value.

Revenue and Expense Recognition

Guest cruise deposits represent unearned revenues and are initially recorded as customer deposit liabilities generally when received. Customer deposits are subsequently recognized as cruise revenues, together with revenues from onboard and other activities, and all associated direct costs and expenses of a voyage are recognized as cruise costs and expenses, upon completion of voyages with durations of ten nights or less and on a pro rata basis for voyages in excess of ten nights. The impact of recognizing these shorter duration cruise revenues and expenses on a completed voyage basis versus on a pro rata basis is not material. Future travel discount vouchers issued to guests are recorded as a reduction of cruise passenger ticket revenues when such vouchers are utilized. Cancellation fees are recognized in cruise passenger ticket revenues at the time of the cancellation.

Our sale to guests of air and other transportation to and from our ships and the related cost of purchasing this service are recorded as cruise passenger ticket revenues and cruise transportation costs, respectively. The proceeds that we collect from the sale of third party shore excursions and on behalf of onboard concessionaires, net of the amounts remitted to them, are recorded as concession revenues, on a net basis, in onboard and other cruise revenues. These amounts are recognized on a completed voyage or pro rata basis as discussed above.

Cruise passenger ticket revenues include port charges collected from our guests that vary with guest head counts. As previously discussed, these same amounts are also expensed within commissions, transportation and other costs in the accompanying Consolidated Statements of Income when the corresponding revenues are recognized.

Revenues and expenses from our tour and travel services are recognized at the time the services are performed or expenses are incurred. Revenues from the leasing of our owned ships to unaffiliated parties are recognized ratably over the term of the charter agreement using the straight-line method.

Insurance and Self-Insurance

We use a combination of insurance and self-insurance to address a number of risks including, among others, injuries related to crew and guests, hull and machinery, war risk, workers’ compensation, employee health, property damage and general liability. Liabilities associated with certain of these risks, principally crew medical and crew and guest injury claims, are estimated actuarially based on historical claims experience, loss development factors and other assumptions. While we believe the estimated loss amounts accrued are adequate, the ultimate loss may differ from the amounts provided.

Selling and Administrative Expenses

Selling expenses include a broad range of advertising, such as marketing and promotional expenses. Advertising is charged to expense as incurred, except for media production costs. Media production costs are recorded as prepaid expenses and charged to expense upon the first airing of the advertisement. Advertising expenses totaled  $507 million,  $508 million and  $524 million in fiscal 2010, 2009 and 2008, respectively. Administrative expenses represent the costs of our shoreside ship support, reservations and other administrative functions, and include salaries and related benefits, professional fees and occupancy costs, which are typically expensed as incurred.

Foreign Currency Translations and Transactions

We translate the assets and liabilities of our foreign operations that have functional currencies other than the U.S. dollar at exchange rates in effect at the balance sheet date. Revenues and expenses of these foreign operations are translated at weighted-average exchange rates for the reporting period. Their equity is translated at historical rates and the resulting cumulative foreign currency translation adjustments are included as a component of accumulated other comprehensive income (“AOCI”). Therefore, the U.S. dollar value of these non-equity translated items in our consolidated financial statements will fluctuate from period to period, depending on the changing value of the dollar versus these currencies.

Exchange gains and losses arising from the remeasurement of monetary assets and liabilities and foreign currency transactions denominated in a currency other than the functional currency of the entity involved are immediately included in nonoperating earnings, unless such assets and liabilities have been designated to act as hedges of ship commitments or net investments in our foreign operations, respectively. These net gains or losses included in nonoperating earnings were insignificant in fiscal 2010, 2009 and 2008. In addition, the unrealized exchange gains or losses on our long-term intercompany receivables denominated in a non-functional currency, which are not expected to be repaid in the foreseeable future and are therefore considered to form part of our net investments, are recorded as foreign currency translation adjustments, which are included as a component of AOCI.

Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of shares of common stock and ordinary shares outstanding during each period. Diluted earnings per share is computed by dividing adjusted net income by the weighted-average number of shares of common stock and ordinary shares, common stock equivalents and other potentially dilutive securities outstanding during each period. For earnings per share purposes, Carnival Corporation common stock and Carnival plc ordinary shares are considered a single class of shares since they have equivalent rights (see Note 3). All shares that are issuable under our outstanding convertible notes that have contingent share conversion features have been considered outstanding for our diluted earnings per share computations, if dilutive, using the “if converted” method of accounting from the date of issuance.

Share-Based Compensation

We recognize compensation expense for all share-based compensation awards using the fair value method. Share-based compensation cost is recognized ratably using the straight-line attribution method over the expected vesting period or to the retirement eligibility date, if less than the vesting period, when vesting is not contingent upon any future performance. In addition, we estimate the amount of expected forfeitures, based on historical forfeiture experience, when calculating compensation cost. If the actual forfeitures that occur are significantly different from the estimate, then we revise our estimates.

DLC Structure	12 Months Ended
Nov. 30, 2010
DLC Structure

NOTE 3 – DLC Structure

In 2003, Carnival Corporation and Carnival plc (formerly known as P&O Princess Cruises plc) completed a DLC transaction, which implemented Carnival Corporation & plc’s DLC structure. The contracts governing the DLC structure provide that Carnival Corporation and Carnival plc each continue to have separate boards of directors, but the boards and senior executive management of both companies are identical. The constitutional documents of each of the companies also provide that, on most matters, the holders of the common equity of both companies effectively vote as a single body. On specified matters where the interests of Carnival Corporation’s shareholders may differ from the interests of Carnival plc’s shareholders (a “class rights action” such as transactions primarily designed to amend or unwind the DLC structure), each shareholder body will vote separately as a class. Generally, no class rights action will be implemented unless approved by both shareholder bodies.

Upon the closing of the DLC transaction, Carnival Corporation and Carnival plc also executed the Equalization and Governance Agreement, which provides for the equalization of dividends and liquidation distributions based on an equalization ratio and contains provisions relating to the governance of the DLC structure. Because the current equalization ratio is 1 to 1, one Carnival plc ordinary share is entitled to the same distributions, subject to the terms of the Equalization and Governance Agreement, as one share of Carnival Corporation common stock. In a liquidation of either company or both companies, if the hypothetical potential per share liquidation distributions to each company’s shareholders are not equivalent, taking into account the relative value of the two companies’ assets and the indebtedness of each company, to the extent that one company has greater net assets so that any liquidation distribution to its shareholders would not be equivalent on a per share basis, the company with the ability to make a higher net distribution is required to make a payment to the other company to equalize the possible net distribution to shareholders, subject to certain exceptions.

At the closing of the DLC transaction, Carnival Corporation and Carnival plc also executed deeds of guarantee. Under the terms of Carnival Corporation’s deed of guarantee, Carnival Corporation has agreed to guarantee all indebtedness and certain other monetary obligations of Carnival plc that are incurred under agreements entered into on or after the closing date of the DLC transaction. The terms of Carnival plc’s deed of guarantee mirror those of Carnival Corporation’s. In addition, Carnival Corporation and Carnival plc have each extended their respective deeds of guarantee to the other’s pre-DLC indebtedness and certain other monetary obligations, or alternatively have provided standalone guarantees in lieu of utilization of these deeds of guarantee, thus effectively cross guaranteeing all Carnival Corporation and Carnival plc indebtedness and certain other monetary obligations. Each deed of guarantee provides that the creditors to whom the obligations are owed are intended third party beneficiaries of such deed of guarantee.

The deeds of guarantee are governed and construed in accordance with the laws of the Isle of Man. Subject to the terms of the deeds of guarantee, the holders of indebtedness and other obligations that are subject to the deeds of guarantee will have recourse to both Carnival plc and Carnival Corporation, though a Carnival plc creditor must first make written demand on Carnival plc and a Carnival Corporation creditor on Carnival Corporation. Once the written demand is made by letter or other form of notice, the holders of indebtedness or other obligations may immediately commence an action against the relevant guarantor. Accordingly, there is no requirement under the deeds of guarantee to obtain a judgment, take other enforcement actions or wait any period of time prior to taking steps against the relevant guarantor. All actions or proceedings arising out of or in connection with the deeds of guarantee must be exclusively brought in courts in England.

Under the terms of the DLC transaction documents, Carnival Corporation and Carnival plc are permitted to transfer assets between the companies, make loans to or investments in each other and otherwise enter into intercompany transactions. The companies have entered into some of these types of transactions and may enter into additional transactions in the future to take advantage of the flexibility provided by the DLC structure and to operate both companies as a single unified economic enterprise in the most effective manner. In addition, under the terms of the Equalization and Governance Agreement and the deeds of guarantee, the cash flow and assets of one company are required to be used to pay the obligations of the other company, if necessary.

Given the DLC structure as described above, we believe that providing separate financial statements for each of Carnival Corporation and Carnival plc would not present a true and fair view of the economic realities of their operations. Accordingly, separate financial statements for both Carnival Corporation and Carnival plc have not been presented.

Simultaneously with the completion of the DLC transaction, a partial share offer (“PSO”) for 20% of Carnival plc’s shares was made and accepted, which enabled 20% of Carnival plc shares to be exchanged for 41.7 million Carnival Corporation shares. The shares of Carnival plc that are still held by us as a result of the PSO are accounted for as treasury stock in the accompanying Consolidated Balance Sheets.

Property and Equipment	12 Months Ended
Nov. 30, 2010
Property and Equipment

NOTE 4 – Property and Equipment

Property and equipment consisted of the following (in millions):

	November 30,
	2010	2009
Ships	$37,348	$35,187
Ships under construction	696	770

	38,044	35,957
Land, buildings and improvements, including leasehold improvements and port facilities	858	864
Computer hardware and software, transportation equipment and other	934	913

Total property and equipment	39,836	37,734
Less accumulated depreciation and amortization	(8,869)	(7,864)

	$30,967	$29,870

Capitalized interest, primarily on our ships under construction, amounted to  $26 million,  $37 million and  $52 million in fiscal 2010, 2009 and 2008, respectively. Ships under construction include progress payments for the construction of new ships, as well as design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. At November 30, 2010, two ships with an aggregate net book value of  $802 million were pledged as collateral pursuant to mortgages related to  $328 million of debt. See Note 5.

Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses, were  $797 million,  $749 million and  $661 million in fiscal 2010, 2009 and 2008, respectively, and are substantially all included in other ship operating expenses in the accompanying Consolidated Statements of Income.

In 2010, we recognized a  $44 million gain on the sale of P&O Cruises (UK)’s Artemis as a reduction of other ship operating expenses in the accompanying Consolidated Statements of Income. We are operating Artemis under a bareboat charter agreement until April 2011.

Debt	12 Months Ended
Nov. 30, 2010
Debt

NOTE 5 – Debt

Long-term debt and short-term borrowings consisted of the following (in millions):

	November 30,
	2010 (a)	2009 (a)
SECURED LONG-TERM DEBT
Fixed rate export credit facilities, collateralized by two ships, bearing interest at 5.4% and 5.5%, due through 2016	$328	$375
Floating rate export credit facilities collateralized by three ships, bearing interest at LIBOR plus 1.1% to 1.3% (1.7% to 2.6%), repaid or collateral released in 2010	-	325
Other	3	3

Total Secured Long-term Debt	331	703

UNSECURED LONG-TERM DEBT
Export Credit Facilities
Fixed rate export credit facilities, bearing interest at 4.2% to 5.0%, due through 2020 (b)	2,339	2,603
Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025 (b)(c)	503	299
Floating rate export credit facilities, bearing interest at LIBOR plus 1.3% to 1.6% (1.9% to 2.0%), due through 2022 (d)(e)	688	83
Euro floating rate export credit facilities, bearing interest at EURIBOR plus 0.2% to 0.5% (1.1% to 1.6%), due through 2022 (f)(g)	824	1,111
Bank Loans
Fixed rate bank loans, bearing interest at 3.5% to 4.5%, due through 2015 (b)(h)(i)	851	850
Euro fixed rate bank loans, bearing interest at 3.9% to 4.7%, due through 2021 (b)	406	524
Floating rate bank loans, bearing interest at LIBOR plus 1.9% (2.2%), due in 2013 (i)(j)	150	200
Euro floating rate bank loans, bearing interest at EURIBOR plus 0.6% to 1.3% (1.6% to 2.3%), due in 2014 (b)(k)	262	152
Revolver (i)(l)
Loans, bearing interest at LIBOR plus 0.2% (0.6%)	5	212
Euro loans, bearing interest at EURIBOR plus 0.2% (0.6%)	-	52
Private Placement Notes
Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016	123	224
Euro fixed rate notes, bearing interest at 6.7% to 7.3%, due through 2018 (b)	246	278
Publicly-Traded Notes
Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028	529	530
Euro fixed rate notes, bearing interest at 4.3%, due in 2013	991	1,119
Sterling fixed rate notes, bearing interest at 5.6%, due in 2012	322	339
Publicly-Traded Convertible Notes
Notes, bearing interest at 2%, repaid in 2010	-	595
Notes, bearing interest at 1.75%, net of discount, due in 2013	6	9
Other	48	29

Total Unsecured Long-term Debt	8,293	9,209

UNSECURED SHORT-TERM BORROWINGS
Commercial paper, with aggregate weighted-average interest rate of 0.5%, repaid in December 2010 (l)	696	96
Euro bank loans, with aggregate weighted-average interest rate of 1.2%, repaid in December 2010	44	39

Total Unsecured Short-term Borrowings	740	135

Total Unsecured Debt	9,033	9,344

Total Debt	9,364	10,047

Less short-term borrowings	(740)	(135)
Less current portion of long-term debt	(613)	(815)

Total Long-term Debt	$8,011	$9,097

(a)	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2010, 60%, 37% and 3% (59%, 38% and 3% at November 30, 2009) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2010, we believe we were in compliance with all of our debt covenants.

(b)	Includes an aggregate $3.7 billion of debt whose interest rate will increase upon a reduction in the senior unsecured credit ratings of Carnival Corporation or Carnival plc from BBB+/A3 to BBB/Baa2 and will increase further upon additional credit rating reductions, exclusive of the amount shown in Note (i).

(c)	In 2010, Costa Cruises, one of our Italian subsidiaries, borrowed $246 million under an unsecured euro-denominated export credit facility, which bears interest at 3.75% and is due in semi-annual installments through 2025.

(d)	In 2010, we repaid $78 million of an unsecured floating rate export credit facility that was borrowed to pay for a portion of Seabourn Odyssey’s purchase price prior to its maturity dates through 2014.

(e)	In 2010, we borrowed $445 million under an unsecured floating rate export credit facility, the proceeds of which were used to pay for a portion of Queen Elizabeth’s purchase price. This facility bears interest at LIBOR plus 160 basis points (“bps”) and is due in semi-annual installments through 2022.

(f)	In 2010, we borrowed $371 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAblu’s purchase price. This facility bears interest at EURIBOR plus 50 bps and is due in semi-annual installments through 2022.

(g)	In 2010, we repaid $390 million of an unsecured floating rate euro-denominated export credit facility that was borrowed to pay for a portion of Costa Pacifica’s purchase price prior to its maturity dates through 2019.

(h)	Includes two facilities that aggregate to $650 million, which currently carry fixed interest rates. However, each facility can be switched in the future to a floating interest rate at the option of the lenders.

(i)	Includes an aggregate $356 million of debt whose interest rate, and in the case of the revolver its commitment fees, will increase upon a reduction in the senior unsecured credit ratings of Carnival Corporation or Carnival plc from A3 to Baa1 and will increase further upon additional credit rating reductions.

(j)	In 2010, we repaid a $100 million unsecured floating rate bank loan prior to its maturity in 2012.

(k)	In 2010, we borrowed $132 million under an unsecured euro-denominated bank loan, which bears interest at EURIBOR plus 125 bps and is due in February 2014.

(l)	Carnival Corporation, Carnival plc and certain of Carnival plc’s subsidiaries are parties to our principal revolver for $2.0 billion (comprised of $1.2 billion, €400 million and £200 million). Under this revolver, we can draw loans in U.S. dollars, euros and sterling. Its availability is reduced by the amount of our commercial paper, which was $696 million at November 30, 2010.

At November 30, 2010, the scheduled annual maturities of our debt were as follows (in millions):

	Fiscal
	2011	2012	2013	2014	2015	Thereafter
Short-term borrowings	$740
Long-term debt	613	$1,159	$1,715	$1,006	$1,128	$3,003

	$1,353	$1,159	$1,715	$1,006	$1,128	$3,003

Debt issuance costs are generally amortized to interest expense using the straight-line method, which approximates the effective interest method, over the term of the notes. In addition, all debt issue discounts are amortized to interest expense using the effective interest rate method over the term of the notes.

Committed Ship Financings

We have unsecured long-term export credit committed ship financings, for which we have the option to draw in euros and/or U.S. dollars depending on the facility, in order to pay for a portion of our ships’ purchase prices. These commitments, if drawn, are generally repayable semi-annually over 12 years. We have the option to cancel each one until 60 days prior to the underlying ship’s delivery date.

At January 31, 2011, our committed ship financings are as follows:

Cruise Brands and Ships	Month/Year Committed	Fiscal Year Scheduled for Funding	Amount
			(in millions)
North America Brands
Carnival Cruise Lines
Carnival Magic	11/09	2011	$544
Carnival Breeze	11/09	2012	560

			1,104

Princess
Newbuild	04/10	2013	535
Newbuild	04/10	2014	535

			1,070

North America Cruise Brands			2,174

Europe, Australia & Asia (“EAA”) Brands
AIDA
AIDAbella	12/10	2011	233
AIDAsol	12/08	2011	381
AIDAmar	12/08	2012	387
Newbuild	12/10	2013	316

			1,317

Costa
Costa Favolosa	06/09	2011	199

EAA Cruise Brands			1,516

			$3,690

Revolving Credit Facilities

Under our principal revolver, we are required to pay a commitment fee of 30% of the margin per annum on any undrawn portion. If more than 50% of this revolver is drawn, we will incur an additional 5 bps utilization fee on the total amount outstanding. This revolver matures in October 2012, except for  $39 million which matures in October 2011. In addition, we had four other revolving credit facilities with an aggregate amount of  $423 million available at November 30, 2010. These other facilities serve as back-up liquidity to our principal revolver and mature through 2014. At November 30, 2010,  $1.8 billion was available under our revolvers. In January 2011, we cancelled one of these other revolving credit facilities in the amount of  $100 million.

Convertible Notes

On September 24, 2010, we issued a notice of redemption to the noteholders of our 2% Convertible Notes (“2% Notes”) that all of the outstanding 2% Notes would be redeemed by October 25, 2010 (the “Redemption Date”), for cash at a price equal to 100% of the principal amount outstanding plus unpaid accrued interest. As a result of the redemption, the 2% Notes became convertible into shares of Carnival Corporation common stock through the Redemption Date, for which we elected to deliver cash in lieu of common stock. All of the  $595 million of outstanding 2% Notes were redeemed or converted for cash. The  $52 million of cash paid upon conversion in excess of the 2% Notes carrying value was recorded as a reduction to additional paid-in capital.

Commitments	12 Months Ended
Nov. 30, 2010
Commitments

NOTE 6 – Commitments

Ship Commitments

At November 30, 2010, we had 10 ships under contract for construction with an aggregate passenger capacity of 27,500. The estimated total cost of these ships is approximately  $6.1 billion, which includes the contract price with the shipyard, design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. We have paid  $603 million through November 30, 2010 and anticipate paying  $2.1 billion,  $1.8 billion,  $1.0 billion and  $625 million of the remaining estimated total costs in fiscal 2011, 2012, 2013 and 2014, respectively.

Operating Leases, Port Facilities and Other Commitments

Rent expense under our operating leases, primarily for office and warehouse space, was  $61 million,  $54 million and  $52 million in fiscal 2010, 2009 and 2008, respectively. At November 30, 2010, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2011	2012	2013	2014	2015	There- after	Total
Operating leases	$44	$39	$34	$25	$23	$108	$273
Port facilities and other	118	114	107	100	98	811	1,348

	$162	$153	$141	$125	$121	$919	$1,621

Contingencies	12 Months Ended
Nov. 30, 2010
Contingencies

NOTE 7 – Contingencies

Litigation

In the normal course of our business, various claims and lawsuits have been filed or are pending against us. Most of these claims and lawsuits are covered by insurance and, accordingly, the maximum amount of our liability, net of any insurance recoverables, is typically limited to our self-insurance retention levels. However, the ultimate outcome of these claims and lawsuits which are not covered by insurance cannot be determined at this time.

Contingent Obligations – Lease Out and Lease Back Type (“LILO”) Transactions

At November 30, 2010, Carnival Corporation had estimated contingent obligations totaling  $551 million, excluding termination payments as discussed below, to participants in LILO transactions for two of its ships. At the inception of these leases, the aggregate of the net present value of these obligations was paid by Carnival Corporation to a group of major financial institutions, who agreed to act as payment undertakers and directly pay these obligations. Accordingly, these contingent obligations are considered extinguished, and neither the funds nor the contingent obligations have been included in our accompanying Consolidated Balance Sheets.

In the event that Carnival Corporation were to default on its contingent obligations and assuming performance by all other participants, we estimate that we would, as of November 30, 2010, be responsible for a termination payment of approximately  $106 million. In 2017, we have the right to exercise options that would terminate these two LILO transactions at no cost to us.

In certain cases, if the credit ratings of the financial institutions who are directly paying the contingent obligations fall below AA-, then Carnival Corporation will be required to replace these financial institutions with other financial institutions whose credit ratings are at least AA or meet other specified credit requirements. In such circumstances we would incur additional costs, although we estimate that they would be immaterial to our financial statements. All of the financial institution payment undertakers subject to this AA- credit rating threshold have credit ratings of AAA. If Carnival Corporation’s credit rating, which is BBB+, falls below BBB, it will be required to provide a standby letter of credit for  $63 million, or, alternatively, provide mortgages for this aggregate amount on these two ships.

As a result of the unwinding of our third LILO transaction, we recorded a  $15 million gain in other nonoperating income in fiscal 2009, which had originally been deferred at the inception of the LILO transaction and was being amortized over its term.

Contingent Obligations – Indemnifications

Some of the debt agreements that we enter into include indemnification provisions that obligate us to make payments to the counterparty if certain events occur. These contingencies generally relate to changes in taxes and changes in laws that increase lender capital costs and other similar costs. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business. There are no stated or notional amounts included in the indemnification clauses, and we are not able to estimate the maximum potential amount of future payments, if any, under these indemnification clauses. We have not been required to make any material payments under such indemnification clauses in the past and, under current circumstances, we do not believe a request for material future indemnification payments is probable.

Income and Other Taxes	12 Months Ended
Nov. 30, 2010
Income and Other Taxes

NOTE 8 – Income and Other Taxes

We are primarily foreign corporations engaged in the business of operating passenger vessels in international transportation. Generally, income from, or incidental to, the international operation of vessels is subject to preferential tax regimes in the countries where the vessel owning and operating companies are incorporated, and generally exempt from income tax in other countries where the vessels call due to the application of income tax treaties or domestic law which, in the U.S., is Section 883 of the Internal Revenue Code. Income that we earn which is not associated with the international operation of ships or earned in countries without preferential tax regimes may be subject to income tax in the countries where such income is earned.

AIDA, Costa, Cunard, Ibero, P&O Cruises (UK) and P&O Cruises (Australia) are subject to income tax under the tonnage tax regimes of either Italy or the United Kingdom. Under both tonnage tax regimes, shipping profits, as defined under the applicable law, are subject to corporation tax by reference to the net tonnage of qualifying vessels. Income not considered to be shipping profits under tonnage tax rules is taxable under either the Italian tax regime applicable to Italian registered ships or the normal UK income tax rules. Ibero is also subject to a preferential Portuguese income tax applicable to international shipping operations. We believe that substantially all of the ordinary income attributable to these brands constitutes shipping profits and, accordingly, Italian, Portuguese and UK income tax expenses for these operations have been minimal under the existing tax regimes. In fiscal 2010, AIDA and Costa recognized a  $30 million income tax benefit from an Italian investment incentive related to certain of their newbuild expenditures.

Carnival Cruise Lines, Princess, Holland America Line and Seabourn are primarily subject to the income tax laws of Panama, Bermuda, Curacao and Bermuda, respectively. As a general matter, the laws of Panama and Curacao exempt earnings derived from international ship operations and Bermuda does not have an income tax. With respect to the U.S. domestic law exemption, Section 883 regulations limit the types of income derived from the international operation of a ship that are exempt from income tax. Accordingly, our provision for U.S. federal and state income taxes includes taxes on a portion of our ship operations, in addition to the hotel, tour and transportation business of Holland America Princess Alaska Tours.

We do not expect to incur income taxes on future distributions of undistributed earnings of foreign subsidiaries and, accordingly, no deferred income taxes have been provided for the distribution of these earnings. All interest expense related to income tax liabilities is classified as income tax expense. In addition to or in place of income taxes, virtually all jurisdictions where our ships call impose taxes and/or fees based on guest counts, ship tonnage, ship capacity or some other measure.

On December 1, 2007, we changed the method for which we account for uncertain income tax positions. This method clarified, among other things, the accounting for uncertain income tax positions by prescribing a minimum probability threshold that a tax position must meet before a financial statement income tax benefit is recognized. The minimum threshold is defined as a tax position that, based solely on its technical merits, is more likely than not to be sustained upon examination by the relevant taxing authority. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution. This accounting method was applied to all existing tax positions upon adoption. The change resulted in an  $11 million reduction to our opening fiscal 2008 retained earnings. In addition, based on all known facts and circumstances and current tax law, we believe that the total amount of our uncertain income tax position liabilities and related accrued interest are not material to our financial position.

Shareholders' Equity	12 Months Ended
Nov. 30, 2010
Shareholders' Equity

NOTE 9 – Shareholders’ Equity

Carnival Corporation’s Articles of Incorporation authorize its Board of Directors, at its discretion, to issue up to 40 million shares of preferred stock. At November 30, 2010 and 2009, no Carnival Corporation preferred stock had been issued and only a nominal amount of Carnival plc preference shares had been issued.

In June 2006, the Boards of Directors authorized the repurchase of up to an aggregate of  $1 billion of Carnival Corporation common stock and Carnival plc ordinary shares subject to certain restrictions. On September 19, 2007, the Boards of Directors increased the remaining  $578 million general repurchase authorization back to  $1 billion (the “Repurchase Program”). During fiscal 2008, we purchased 0.6 million shares of Carnival Corporation common stock and 1.3 million ordinary shares of Carnival plc under the Repurchase Program. During 2010 and 2009, there were no repurchases of Carnival Corporation common stock or Carnival plc ordinary shares under the Repurchase Program. At January 28, 2011, the remaining availability under the Repurchase Program was  $787 million. The Repurchase Program does not have an expiration date and may be discontinued by our Boards of Directors at any time.

In addition to the Repurchase Program, the Boards of Directors have authorized the repurchase of up to 19.2 million Carnival plc ordinary shares and up to 31.5 million shares of Carnival Corporation common stock under the “Stock Swap” programs described below. We use the “Stock Swap” programs in situations where we can obtain an economic benefit because either Carnival Corporation common stock or Carnival plc ordinary shares are trading at a price that is at a premium or discount to the price of Carnival plc ordinary shares or Carnival Corporation common stock, as the case may be. This economic benefit is used for general corporate purposes, which could include repurchasing additional treasury stock under the Repurchase Program. All Carnival plc share repurchases under both the Repurchase Program and the “Stock Swap” authorization require annual shareholder approval.

In fiscal 2009 and 2008, we sold 450,000 shares and 633,000 shares of Carnival Corporation common stock for  $9 million and  $15 million of net proceeds, respectively. In fiscal 2009 and 2008, substantially all of these net proceeds were used to fund the repurchase of 450,000 shares and 633,000 shares of Carnival plc ordinary shares, respectively. In these offerings, we sold Carnival Corporation common stock in the U.S., only to the extent we were able to purchase shares of Carnival plc in the UK on at least an equivalent basis under the “Stock Swap” program.

In fiscal 2010 and 2009, we also sold 14.8 million shares and 5.8 million shares of Carnival plc ordinary shares held as treasury stock for  $545 million and  $187 million of net proceeds, respectively. In fiscal 2010 and 2009, substantially all of these net proceeds were used to fund the repurchase of 14.8 million shares and 5.8 million shares of Carnival Corporation common stock, respectively. In these UK offerings, we sold Carnival plc ordinary shares held in treasury, only to the extent we were able to purchase shares of Carnival Corporation in the U.S. on at least an equivalent basis under the “Stock Swap” program.

At November 30, 2010, there were 38.9 million shares of Carnival Corporation common stock reserved for issuance substantially all pursuant to its employee benefit and dividend reinvestment plans. In addition, Carnival plc shareholders have authorized 18.6 million ordinary shares for future issuance under its employee benefit plans.

At November 30, 2010 and 2009, accumulated other comprehensive (loss) income was as follows (in millions):

	November 30,
	2010	2009
Cumulative foreign currency translation adjustments, net	$(99)	$565
Unrecognized pension expenses	(91)	(99)
Unrealized loss on marketable security	(16)	(16)
Net (losses) gains on cash flow derivative hedges	(48)	12

	$(254)	$462

Fair Value Measurements, Derivative Instruments and Hedging Activities	12 Months Ended
Nov. 30, 2010
Fair Value Measurements, Derivative Instruments and Hedging Activities

NOTE 10 – Fair Value Measurements, Derivative Instruments and Hedging Activities

Fair Value Measurements

U.S. accounting standards establish a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 measurements are based on quoted prices in active markets for identical assets or liabilities that we have the ability to access.

•

Level 2 measurements are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or market data other than quoted prices that are observable for the assets or liabilities.

•	Level 3 measurements are based on unobservable data that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Therefore, even when market assumptions are not readily available, our own assumptions are set to reflect those that we believe market participants would use in pricing the asset or liability at the measurement date.

The fair value measurement of a financial asset or financial liability must reflect the nonperformance risk of the counterparty and us. Therefore, the impact of our counterparty’s creditworthiness was considered when in an asset position, and our creditworthiness was considered when in a liability position in the fair value measurement of our financial instruments. Creditworthiness did not have a material impact on the fair values of our financial instruments at November 30, 2010 and 2009. Both the counterparties and we are expected to continue to perform under the contractual terms of the instruments.

Financial Instruments that are not Measured at Fair Value on a Recurring Basis

The estimated carrying and fair values of our financial instrument assets and (liabilities) that are not measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2010		November 30, 2009
	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents(a)	$404	$404	$324	$324
Long-term other assets(b)	$191	$178	$187	$181
Fixed rate, non-convertible debt(c)	$(6,689)	$(7,076)	$(7,173)	$(7,194)
Floating rate, non-convertible debt(c)	$(2,669)	$(2,630)	$(2,270)	$(2,182)
Publicly-traded convertible notes(d)	$(6)	$(7)	$(604)	$(627)

(a)	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.

(b)	At November 30, 2010 and 2009, substantially all of our long-term other assets were comprised of notes and other receivables. The fair values of notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates.

(c)	The net difference between the fair value of our fixed rate, non-convertible debt and its carrying value was due to the market interest rates in existence at November 30, 2010 and 2009 being lower than the fixed interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The net difference between the fair value of our floating rate, non- convertible debt and its carrying value was due to the market interest rates in existence at November 30, 2010 and 2009 being higher than the floating interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The fair values of our publicly-traded notes were based on their quoted market prices in active markets. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.

(d)	The net difference between the fair value of our publicly-traded convertible notes and their carrying value was primarily due to the impact of changes in the Carnival Corporation common stock price underlying the value of these convertible notes. The fair values were based on quoted market prices in active markets.

Financial Instruments that are Measured at Fair Value on a Recurring Basis

The estimated fair value and basis of valuation of our financial instrument assets and (liabilities) that are measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2010		November 30, 2009
	Level 1	Level 2	Level 1	Level 2
Cash equivalents(a)	$25	$-	$214	$-
Marketable securities held in rabbi trusts(b)	$105	$21	$106	$17
Derivatives:
Ship foreign currency forwards and options(c)	$-	$8	$-	$41
Net investment hedges(d)	$-	$12	$-	$(33)
Interest rate swaps(e)(f)	$-	$1	$-	$3

(a)	Cash equivalents are comprised of money market funds.

(b)	Level 1 and 2 marketable securities are held in rabbi trusts and are primarily comprised of mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.

(c)	At November 30, 2010 and 2009, we have foreign currency forwards and options totaling $785 million and $887 million, respectively, that are designated as foreign currency cash flow hedges for certain of our euro and sterling-denominated shipbuilding contracts. These foreign currency forwards and options mature through May 2011.

(d)	At November 30, 2010 and 2009, we have foreign currency forwards and swaps totaling $352 million and $526 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency and were principally entered into to convert U.S. dollar-denominated debt into euro debt. These foreign currency forwards mature through July 2017, and the swaps matured in March 2010.

(e)	We have both U.S. dollar and sterling interest rate swaps designated as fair value hedges whereby we receive fixed interest rate payments in exchange for making floating interest rate payments. At November 30, 2010 and 2009, these interest rate swap agreements effectively changed $512 million and $625 million, respectively, of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt. In addition, we have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2010, these interest rate swap agreements effectively changed $333 million of EURIBOR-based floating rate euro debt to fixed rate debt. These interest rate swaps mature through February 2022.

(f)	In December 2008, we settled certain foreign currency swaps for $113 million that were designated as cash flow hedges that had effectively converted U.S. dollar fixed interest rate debt into sterling fixed interest rate debt. The settlement re-aligned the debt with the parent company’s U.S. dollar functional currency.

We measure our derivatives using valuations that are calibrated to the initial trade prices. Subsequent valuations are based on observable inputs and other variables included in the valuation model such as interest rate yield curves, forward currency exchange rates, credit spreads, maturity dates, volatilities and netting arrangements. We use the income approach to value the derivatives, using observable market data for all significant inputs and standard valuation techniques to convert future amounts to a single present value amount, assuming that participants are motivated, but not compelled to transact.

Nonfinancial Instruments that are Measured at Fair Value on a Nonrecurring Basis

As of July 31, 2010, we performed our annual goodwill impairment reviews by comparing the estimated fair value of the cruise brand to the carrying value of the net assets allocated to that cruise brand. All of our cruise brands carry goodwill, except for Ocean Village and Seabourn. No goodwill was considered to be impaired because the estimated fair value of each cruise brand exceeded its respective carrying value and, accordingly, we did not proceed to step two of the impairment analysis.

In determining the estimated cruise brand fair values, we considered both their (a) discounted future cash flow analysis and (b) market multiples of comparable publicly-traded companies. The principal assumptions used in our cash flow analysis related to forecasting future operating results, including net revenue yields, net cruise costs including fuel prices, capacity changes, including the expected deployment of vessels into, or out of, the cruise brand, weighted-average cost of capital for comparable publicly-traded companies, adjusted for the risk attributable to the cruise brand including the geographic region in which it operates, that ranged from 10% to 12%, and terminal values, which are all considered level 3 inputs.

We believe the estimated fair value for each of our cruise brands that carry goodwill significantly exceeds the carrying value of their allocated net assets, except for Ibero. At July 31, 2010, Ibero’s estimated fair value only exceeded its carrying value by 24%, or  $141 million. We performed a sensitivity analysis to identify the magnitude of the changes to Ibero’s principal discounted cash flow assumptions that would eliminate this excess. Based on this analysis, relatively minor changes to these assumptions would lead to an Ibero impairment.

Given the weakness of the Spanish economy and its impact on the vacation industry, it is possible that Ibero’s goodwill, which was  $152 million at July 31, 2010, could become impaired in the future if the Spanish vacation industry does not recover enough to enable Ibero to increase its cruise pricing. The recoverability of Ibero’s goodwill is not without doubt because it is difficult to predict the timing of the resurgence of the Spanish economy and its vacation industry.

As of July 31, 2010, we also performed our annual trademark impairment reviews by comparing the estimated fair values of our trademarks to their carrying values. The cruise brands that have trademark amounts recorded are AIDA, Ibero, P&O Cruises (UK), P&O Cruises (Australia) and Princess. The estimated fair value for each of our trademarks significantly exceeded its respective carrying value and, therefore, none of our trademarks were impaired. We estimated fair values based upon a discounted future cash flow analysis, which estimated the amount of royalties that we are relieved from having to pay for use of the associated trademarks, based upon forecasted cruise revenues and royalty rates that a market participant would forecast. The royalty rates are estimated primarily using comparable royalty agreements for similar industries.

There have not been any events or circumstances subsequent to July 31, 2010, which we believe would require us to perform interim goodwill or trademark impairment reviews.

The determination of our cruise brand fair values include numerous assumptions, which are subject to various risks and uncertainties. We believe that we have made reasonable estimates and judgments in determining whether our goodwill and trademarks have been impaired. However, if there is a material change in assumptions used in our determination of fair values or if there is a material change in the conditions or circumstances influencing fair values, then we may need to recognize a material impairment.

Changes to our goodwill carrying amounts since November 30, 2008 were all due to changes resulting from using the different foreign currency translation rates in effect at each balance sheet date.

Derivative Instruments and Hedging Activities

We utilize derivative and nonderivative financial instruments, such as foreign currency forwards, options and swaps, foreign currency debt obligations and foreign currency cash balances, to manage our exposure to fluctuations in certain foreign currency exchange rates, and interest rate swaps to manage our interest rate exposure in order to achieve a desired proportion of fixed and floating rate debt. Our policy is to not use any financial instruments for trading or other speculative purposes.

All derivatives are recorded at fair value, and the changes in fair value are immediately included in earnings if the derivatives do not qualify as effective hedges. If a derivative is designated as a fair value hedge, then changes in the fair value of the derivative are offset against the changes in the fair value of the underlying hedged item. If a derivative is designated as a cash flow hedge, then the effective portion of the changes in the fair value of the derivative is recognized as a component of AOCI until the underlying hedged item is recognized in earnings or the forecasted transaction is no longer probable. If a derivative or a nonderivative financial instrument is designated as a hedge of our net investment in a foreign operation, then changes in the fair value of the financial instrument are recognized as a component of AOCI to offset a portion of the change in the translated value of the net investment being hedged, until the investment is sold or liquidated. We formally document hedging relationships for all derivative and nonderivative hedges and the underlying hedged items, as well as our risk management objectives and strategies for undertaking the hedge transactions.

We classify the fair values of all our derivative contracts and the fair values of our hedged firm commitments as either current or long-term, which are included in prepaid expenses and other assets and accrued and other liabilities, depending on whether the maturity date of the derivative contract is within or beyond one year from the balance sheet date. The cash flows from derivatives treated as hedges are classified in our accompanying Consolidated Statements of Cash Flows in the same category as the item being hedged.

The effective portions of our net foreign currency derivative (losses) and gains on cash flow hedges recognized in other comprehensive (loss) income in fiscal 2010 and 2009 totaled  $(64) million and  $101 million, respectively.

The effective portions of our net foreign currency derivative gains and (losses) on net investment hedges recognized in other comprehensive (loss) income in fiscal 2010 and 2009 totaled  $84 million and  $(49) million, respectively.

In fiscal 2010, we recognized a gain of  $18 million on foreign currency forwards that are not designated as hedges, which we entered into for treasury management purposes. The gain on these foreign currency forwards included in nonoperating other income was offset by the loss incurred on the remeasurement of a non-functional currency monetary liability, which was also included in nonoperating other income in the accompanying Consolidated Statements of Income.

There are no amounts excluded from the assessment of hedge effectiveness, and there are no credit risk related contingent features in our derivative agreements. The amount of estimated cash flow hedges’ unrealized gains and losses which are expected to be reclassified to earnings in the next twelve months is not significant. We have not provided additional disclosures of the impact that derivative instruments and hedging activities have on our financial statements as of November 30, 2010 and 2009 and for the years ended November 30, 2010, 2009 and 2008 where such impacts are not significant.

Foreign Currency Exchange Rate Risk

Overall Strategy

We manage our exposure to fluctuations in foreign currency exchange rates through our normal operating and financing activities, including netting certain exposures to take advantage of any natural offsets and, when considered appropriate, through the use of derivative and nonderivative financial instruments. Our primary focus is to manage the economic risks faced by our operations, which are the ultimate foreign currency exchange risks that would be realized by us if we exchanged one currency for another, and not the accounting risks. Accordingly, we do not currently hedge these accounting risks with derivative financial instruments. The financial impacts of the hedging instruments we do employ generally offset the changes in the underlying exposures being hedged.

Operational and Investment Currency Risk

The growth of our European and Australian cruise brands subjects us to an increasing level of foreign currency translation risk related to the euro, sterling and Australian dollar because these brands generate significant revenues and incur significant expenses in euro, sterling or the Australian dollar. Accordingly, exchange rate fluctuations of the euro, sterling and Australian dollar against the U.S. dollar will affect our reported financial results since the reporting currency for our consolidated financial statements is the U.S. dollar. Any strengthening of the U.S. dollar against these foreign currencies has the financial statement effect of decreasing the U.S. dollar values reported for cruise revenues and cruise expenses in our accompanying Consolidated Statements of Income. Weakening of the U.S. dollar has the opposite effect.

Most of our brands have non-functional currency risk related to their international sales operations, which has become an increasingly larger part of most of their businesses over time, and primarily includes the euro, sterling and Australian, Canadian and U.S. dollars. In addition, all of our brands have non-functional currency expenses for a portion of their operating expenses. Accordingly, a strengthening of the U.S. dollar against these non-U.S. dollar currencies results in both decreased revenues and expenses, and the weakening of the U.S. dollar against these non-U.S. dollar currencies has the opposite effect, resulting in some degree of natural offset due to currency exchange movements in our accompanying Consolidated Statements of Income for these transactional currency gains and losses.

We consider our investments in foreign operations to be denominated in relatively stable currencies and of a long-term nature. We partially address our net investment currency exposures by denominating a portion of our debt and other obligations, including the effect of foreign currency forwards and swaps, in our foreign operations’ functional currencies, generally the euro or sterling. As of November 30, 2010 and 2009, we have designated  $3.0 billion and  $3.8 billion of our euro and sterling debt and other obligations, respectively, which debt matures through 2019, as nonderivative hedges of our net investments in foreign operations. Accordingly, we have included  $519 million and  $(88) million of cumulative foreign currency transaction gains and (losses) in the cumulative translation adjustment component of AOCI at November 30, 2010 and 2009, respectively, which offsets a portion of the losses and gains recorded in AOCI upon translating our foreign operations’ net assets into U.S. dollars. During fiscal 2010, 2009 and 2008, we recognized foreign currency transaction gains and (losses) of  $607 million,  $(407) million and  $691 million, respectively, in the cumulative translation adjustment component of AOCI.

Newbuild Currency Risk

At November 30, 2010, 25% of our newbuild passenger capacity under euro-denominated contracts are exposed to currency risk, which is comprised of two Princess newbuilds expected to be delivered in May 2013 and May 2014. At November 30, 2010, 62% of our newbuild passenger capacity under contract is for our European and North American cruise brands that do not have significant currency risk because all of these ships are contracted for in euros or U.S. dollars, which are the functional currencies of these brands, or the non-functional currency new ship progress payments have already been made. We also have U.S. dollar and sterling functional currency brands that could have newbuild contracts with foreign currency exchange rate risks related to our outstanding or possible future commitments under ship construction contracts denominated in euros. We use foreign currency derivative contracts and have used nonderivative financial instruments to manage foreign currency exchange rate risk for these types of ship construction contracts. At November 30, 2010, 13% of our newbuild passenger capacity under contract that would otherwise be exposed to currency risk is hedged and, accordingly, changes in the fair value of these foreign currency derivative contracts offset changes in the fair value of the foreign currency denominated ship construction commitments, thus resulting in the elimination of such risk.

Our decisions regarding whether or not to hedge a non-functional currency ship commitment for our cruise brands are made on a case-by-case basis, taking into consideration the amount and duration of the exposure, market volatility, exchange rate correlation, economic trends, our overall expected net cash flows by currency and other offsetting risks.

The cost of shipbuilding orders that we may place in the future for our cruise brands that generate their cash flows in a currency that is different than the shipyard’s operating currency, which is generally the euro, is expected to be affected by foreign currency exchange rate fluctuations. Given the movement in the U.S. dollar and sterling relative to the euro over the past several years, the U.S. dollar and sterling cost to order new cruise ships has been volatile. If the U.S. dollar or sterling declines against the euro, this may affect our desire to order future new cruise ships for U.S. dollar or sterling functional currency brands.

Interest Rate Risks

We manage our exposure to fluctuations in interest rates through our investment and debt portfolio management strategies. These strategies include purchasing high quality short-term investments with floating interest rates, and evaluating our debt portfolio to make periodic adjustments to the mix of fixed and floating rate debt through the use of interest rate swaps and the issuance of new debt or the early retirement of existing debt. At November 30, 2010, 69% and 31% (71% and 29% at November 30, 2009) of our debt bore fixed and floating interest rates, respectively, including the effect of interest rate swaps.

Fuel Price Risks

We do not use financial instruments to hedge our exposure to fuel price risks.

Concentrations of Credit Risk

As part of our ongoing control procedures, we monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. Our maximum exposure under foreign currency derivative contracts and interest rate swap agreements that are in-the-money is the replacement cost, which includes the value of the contracts, in the event of nonperformance by the counterparties to the contracts, all of which are currently our lending banks. We seek to minimize credit risk exposure, including counterparty nonperformance primarily associated with our cash equivalents, investments, committed financing facilities, contingent obligations, derivative instruments, insurance contracts and new ship progress payment guarantees, by normally conducting business with large, well-established financial institutions and insurance companies, and by diversifying our counterparties. In addition, we have guidelines regarding credit ratings and investment maturities that we follow to help safeguard liquidity and minimize risk. We normally do require collateral and/or guarantees to support notes receivable on significant asset sales, long-term ship charters and new ship progress payments to shipyards. We currently believe the risk of nonperformance by any of our significant counterparties is remote.

We also monitor the creditworthiness of travel agencies and tour operators in Europe and credit card providers to which we extend credit in the normal course of our business. Concentrations of credit risk associated with these receivables are considered minimal, primarily due to their short maturities and the large number of unrelated accounts within our customer base. We have experienced only minimal credit losses on our trade receivables. We do not normally require collateral or other security to support normal credit sales.

Finally, if the shipyard with which we have contracts to build our ships is unable to perform, we would be required to perform under our foreign currency forwards and options related to these shipbuilding contracts. Accordingly, if the shipyard is unable to perform, we may have to discontinue accounting for these currency forwards and options as hedges. However, we believe that the risk of shipyard nonperformance is remote.

Segment Information	12 Months Ended
Nov. 30, 2010
Segment Information

NOTE 11 – Segment Information

In order to provide a better understanding of our business’ performance, we now separate our cruise brand operating segments into three reportable cruise segments. These three reportable cruise segments are comprised of our (1) North America cruise brands, (2) Europe, Australia & Asia (“EAA”) cruise brands and (3) Cruise Support. We believe that the economic characteristics of our North America and EAA cruise brands are no longer similar enough to enable us to aggregate all of our cruise brands’ operations into one reportable cruise segment. All prior period information has been restated to conform to this new cruise segment presentation. There were no changes made to our Tour and Other segment.

Our North America cruise segment includes Carnival Cruise Lines, Holland America Line, Princess and Seabourn. Our EAA cruise segment includes AIDA, Costa, Cunard, Ibero, P&O Cruises (UK) and P&O Cruises (Australia). These individual cruise brand operating segments have been aggregated as two reportable segments based on the similarity of their economic and other characteristics, including the products and services they provide. Our Cruise Support segment represents certain of our port and related facilities and other corporate-wide services that are provided for the benefit of our cruise brands. Our Tour and Other segment represents the hotel, tour and transportation operations of Holland America Princess Alaska Tours and our two owned ships that we charter to an unaffiliated entity. The significant accounting policies of our segments are the same as those described in Note 2 – “Summary of Significant Accounting Policies.” Information for our Cruise and Tour and Other segments as of and for the years ended November 30 was as follows (in millions):

	Revenues (a)	Operating expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)	Capital expenditures	Total assets
2010
North America Cruise Brands	$8,379	$5,294	$902	$843	$1,340	$1,082	$21,239
EAA Cruise Brands	5,730	3,572	584	505	1,069	2,260	14,849
Cruise Support	79	14	98	27	(60)	218	802
Tour and Other	403	334	30	41	(2)	19	600	(b)
Intersegment elimination	(122)	(122)	-	-	-	-	-

	$14,469	$9,092	$1,614	$1,416	$2,347	$3,579	$37,490

2009
North America Cruise Brands	$7,815	$4,944	$896	$791	$1,184	$1,474	$21,073
EAA Cruise Brands	5,280	3,215	573	458	1,034	1,823	14,659
Cruise Support	78	12	89	25	(48)	58	593
Tour and Other	427	376	32	35	(16)	25	510	(b)
Intersegment elimination	(140)	(140)	-	-	-	-	-

	$13,460	$8,407	$1,590	$1,309	$2,154	$3,380	$36,835

2008
North America Cruise Brands	$8,766	$5,510	$905	$723	$1,628	$1,675	$20,484
EAA Cruise Brands	5,713	3,503	612	462	1,136	1,597	11,579
Cruise Support	76	34	77	28	(63)	49	770
Tour and Other	561	462	35	36	28	32	567	(b)
Intersegment elimination	(169)	(169)	-	-	-	-	-

	$14,947	$9,340	$1,629	$1,249	$2,729	$3,353	$33,400

(a)	A portion of Tour and Other segment revenues include revenues for the cruise portion of a tour, when a cruise is sold along with a land tour package by Holland America Princess Alaska Tours, and shore excursion and port hospitality services provided to cruise guests by this tour company. These intersegment revenues, which are included in full in the cruise brand segments, are eliminated directly against the Tour and Other segment revenues and operating expenses in the line “Intersegment elimination.”

(b)	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, domed rail cars, which run on the Alaska Railroad, and our owned ships under long-term charter to an unaffiliated entity. At November 30, 2010, the former Costa Europa and Holland America Line’s former Noordam are being chartered-out.

Non-U.S. revenues for our cruise brands represent sales generated from outside the U.S. primarily by non-U.S. tour operators and non-U.S. travel agencies. Substantially all of our long–lived assets are located outside of the U.S. and consist principally of our ships and ships under construction.

Revenues by geographic areas, which are based on where the guests are sourced and not the cruise brands on which they sailed, were as follows (in millions):

	Years Ended November 30,
	2010	2009	2008
North America	$7,467	$7,085	$8,320
Europe	5,574	5,190	5,513
Australia and Asia	1,063	790	780
Others	365	395	334

	$14,469	$13,460	$14,947

Benefit Plans	12 Months Ended
Nov. 30, 2010
Benefit Plans

NOTE 12 – Benefit Plans

Equity Plans

We issue our share-based compensation awards under the Carnival Corporation and Carnival plc stock plans, which have an aggregate of 38.9 million shares available for future grant at November 30, 2010. These plans allow us to issue stock options, restricted stock awards and restricted stock units (collectively “equity awards”). Equity awards are primarily granted to management level employees and members of our Boards of Directors. The plans are administered by a committee of our independent directors (the “Committee”) that determines which employees are eligible to participate, the monetary value or number of shares for which equity awards are to be granted and the amounts that may be exercised or sold within a specified term. These plans allow us to fulfill our equity award obligations using shares purchased in the open market or with unissued or treasury shares. Certain equity awards provide for accelerated vesting if we have a change in control, as defined.

Our total share-based compensation expense was  $43 million in fiscal 2010 and  $50 million in each of fiscal 2009 and 2008, of which  $40 million,  $46 million and  $44 million has been included in our accompanying Consolidated Statements of Income as selling and administrative expenses and  $3 million,  $4 million and  $6 million as cruise payroll and related expenses in fiscal 2010, 2009 and 2008, respectively.

Stock Option Plans

The Committee generally set stock option exercise prices at 100% or more of the fair market value of the underlying common stock/ordinary shares on the date the option was granted. Generally, employee options either vest evenly over five years or at the end of three years. Our employee options granted prior to October 2005 have a ten-year term and those options granted thereafter have a seven-year term. In the fourth quarter of fiscal 2007, the Committee decided to cease granting employee stock options, and to instead grant restricted stock awards (“RSAs”) or restricted stock units (“RSUs”) to our employee groups who were previously granted options. This change from options to RSAs or RSUs enables us to grant equity awards in a more uniform method to our employees. Since fiscal 2001, Carnival Corporation Board of Director options vest evenly over five years and have a ten-year term. In 2008, the Committee decided to also cease granting stock options to non-executive board members and will instead grant them RSAs and/or RSUs.

A combined summary of Carnival Corporation and Carnival plc stock option activity during the year ended November 30, 2010 was as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
			(in years)	(in millions)
Outstanding at November 30, 2009	15,346,257	$42.54
Exercised	(1,563,055)	$27.85
Forfeited or expired	(1,063,354)	$41.95

Outstanding at November 30, 2010	12,719,848	$43.91	2.8	$37

Exercisable at November 30, 2010	12,201,129	$43.75	2.8	$37

(a)	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2010.

As of the dates of exercise, the total intrinsic value of options exercised in fiscal 2010, 2009 and 2008 was  $17 million,  $1 million and  $5 million, respectively. As of November 30, 2010, there was  $2 million of total unrecognized compensation cost related to unvested stock options which will be recognized in 2011.

RSAs and RSUs

RSAs generally have the same rights as Carnival Corporation common stock, except for transfer restrictions and forfeiture provisions. RSAs have been granted to certain officers and non-executive board members and either have three or five-year cliff vesting or vest evenly over five years after the grant date. In addition, Carnival Corporation and Carnival plc grant RSUs that vest evenly over five years or at the end of three or five years after the grant date and accrue dividend equivalents on each outstanding RSU, in the form of additional RSUs, based on dividends declared. The share-based compensation expense associated with RSAs and RSUs is based on the quoted market price of the Carnival Corporation or Carnival plc shares on the date of grant, and is amortized to expense using the straight-line method from the grant date through the earlier of the vesting date or the estimated retirement eligibility date.

During the year ended November 30, 2010, RSA and RSU activity was as follows:

	RSAs		RSUs
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2009	1,229,027	$39.37	2,406,653	$34.02
Granted	336,345	$34.57	864,883	$34.52
Vested	(239,046)	$49.77	(328,962)	$47.75
Forfeited	-	$-	(115,773)	$39.44

Outstanding at November 30, 2010	1,326,326	$36.28	2,826,801	$32.35

The total grant date fair value of RSAs and RSUs vested was  $28 million,  $18 million and  $11 million in fiscal 2010, 2009 and 2008, respectively. As of November 30, 2010, there was  $35 million of total unrecognized compensation cost related to RSAs and RSUs. This cost is expected to be recognized over a weighted-average period of 1.6 years.

Defined Benefit Pension Plans

We have several single-employer defined benefit pension plans, which cover some of our shipboard and shoreside employees. The U.S. and UK shoreside employee plans are closed to new membership and are funded at or above the level required by U.S. or UK regulations. The remaining defined benefit plans are primarily unfunded. In determining all of our plans’ benefit obligations at November 30, 2010 and 2009, we assumed weighted-average discount rates of 5.0% and 5.4%, respectively. The net asset or net liability positions under these single-employer defined benefit pension plans are not material.

In addition, P&O Cruises (UK), Princess and Cunard participate in an industry-wide British Merchant Navy Officers Pension Fund (“MNOPF” or the “fund”), a defined benefit multiemployer pension plan available to certain of their British shipboard officers. The MNOPF is divided into two sections, the “New Section” and the “Old Section,” each of which covers a different group of participants, with the Old Section closed to further benefit accrual and the New Section only closed to new membership. At November 30, 2010, the New Section was estimated to have a funding deficit.

The MNOPF trustee had previously determined that the MNOPF’s New Section funding was inadequate based on its actuarially determined deficit. Substantially all of any MNOPF New Section deficit liability that we may have relates to the obligations of P&O Cruises (UK) and Princess, which existed prior to the formation of our DLC in 2003. We have not been able to record our estimated share of the ultimate fund deficit as of the DLC formation date or thereafter because our ultimate amount of the deficit was and remains uncertain. The amount of our share of the fund’s ultimate deficit could vary considerably if different assumptions and estimates are used to estimate the fund deficit. Therefore, we expense our portion of any deficit as amounts are invoiced by, and become due and payable to, the fund’s trustee. In 2010, we received a special assessment invoice from the fund’s trustee for an amount the trustee calculated to be our additional share of the entire MNOPF New Section deficit. The calculation was based on the March 31, 2009 actuarial valuations, as adjusted for subsequent market value recoveries. Accordingly, we recorded the full invoiced liability of  $41 million in cruise payroll and related expense in 2010. It is still possible that the fund’s trustee may invoice us in the future for additional amounts.

As of the DLC formation date in April 2003 and through November 30, 2007, the MNOPF’s Old Section had a funding surplus and, accordingly, no expenses had been recorded for this section of the plan in our financial statements. We believe that while the Old Section had a funding deficit at November 30, 2008, this deficit has reverted to a surplus at November 30, 2010 and 2009. If the Old Section has a funding deficit in the future, then it could result in the fund’s trustee also invoicing us for amounts, if they believe the fund requires further contributions. We will record any required Old Section contributions in the same manner as the New Section. Our share of the Old Section deficit, if any, which covers predecessor employers’ officers employed prior to 1978, is not currently known and, accordingly, our share of any such contribution is not currently determinable.

Total expense for all defined benefit pension plans, including multiemployer plans, was  $85 million,  $36 million and  $42 million in fiscal 2010, 2009 and 2008, respectively.

Defined Contribution Plans

We have several defined contribution plans available to most of our employees. We contribute to these plans based on employee contributions, salary levels and length of service. Total expense for these plans was  $20 million,  $16 million and  $22 million in fiscal 2010, 2009 and 2008, respectively.

Earnings Per Share	12 Months Ended
Nov. 30, 2010
Earnings Per Share

NOTE 13 – Earnings Per Share

Our basic and diluted earnings per share were computed as follows (in millions, except per share data):

	Years Ended November 30,
	2010	2009	2008
Net income	$1,978	$1,790	$2,324
Interest on dilutive convertible notes	11	12	40

Net income for diluted earnings per share	$1,989	$1,802	$2,364

Weighted-average common and ordinary shares outstanding	788	787	786
Dilutive effect of convertible notes	14	15	28
Dilutive effect of equity plans	3	2	2

Diluted weighted-average shares outstanding	805	804	816

Basic earnings per share	$2.51	$2.27	$2.96

Diluted earnings per share	$2.47	$2.24	$2.90

Anti-dilutive stock options excluded from diluted earnings per share computations	$10	$14	$12

Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2010
Supplemental Cash Flow Information

NOTE 14 – Supplemental Cash Flow Information

Cash paid for interest was  $387 million,  $403 million and  $449 million in fiscal 2010, 2009 and 2008, respectively. In addition, cash paid for income taxes was  $15 million,  $27 million and  $23 million in fiscal 2010, 2009 and 2008, respectively.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Nov. 30, 2010
Basis of Presentation, Policy

Basis of Presentation

We consolidate entities over which we have control, as typically evidenced by a direct ownership interest of greater than 50%, or for which we are the primary beneficiary (see Note 3). For affiliates where significant influence over financial and operating policies exists, as typically evidenced by a direct ownership interest from 20% to 50%, the investment is accounted for using the equity method. In July 2009, we purchased the remaining 25% interest in Ibero that we did not own for  $33 million, which approximated this noncontrolling interests’ carrying value, and recorded this payment as a reduction to noncontrolling interests that is included within additional paid-in capital.

During the fourth quarter of 2010, we changed the classification of our port costs that vary with guest head counts to a gross presentation from a net presentation, which resulted in an increase in both passenger ticket revenues and commissions, transportation and other costs. This change had no impact on our operating or net income. We adjusted all prior period amounts to conform with this new classification. The amounts reclassified and now included on a gross basis in passenger ticket revenues and commissions, transportation and other costs were  $346 million,  $303 million and  $301 million in fiscal 2010, 2009 and 2008, respectively.

On December 1, 2009, we adopted a new accounting pronouncement on a retrospective basis that requires the issuer of certain convertible debt instruments that may be settled in cash, or other assets, on conversion to separately account for the debt and equity components in a manner that reflects the issuer’s non-convertible debt borrowing rate. The impact of adopting this pronouncement had no effect on our previously reported diluted earnings per share. However, at November 30, 2007 we recorded an adjustment to reduce retained earnings by  $203 million and increase additional paid-in capital by  $209 million. For the year ended November 30, 2008, the impact of adopting this pronouncement was an additional  $6 million of non-cash interest expense.

On December 1, 2009, we also adopted another new accounting pronouncement on a retrospective basis related to the presentation of our noncontrolling interests, which resulted in the reclassification of  $54 million to additional paid-in capital from other long-term liabilities at November 30, 2007. In addition, we reclassified  $35 million and  $15 million as a reduction to additional paid-in capital instead of against other long-term liabilities during fiscal 2009 and 2008, respectively, related to the net reduction attributable to our noncontrolling interests. We did not separately present our noncontrolling interests in the consolidated financial statements for all periods presented since the amounts are insignificant.

Cash and Cash Equivalents, Policy

Cash and Cash Equivalents

Cash and cash equivalents include investments with maturities of three months or less at acquisition, which are stated at cost. At November 30, 2010 and 2009, cash and cash equivalents are comprised of cash on hand, money market funds and time deposits.

Inventories, Policy

Inventories

Inventories consist primarily of food and beverage provisions, hotel and restaurant products and supplies, gift shop and art merchandise held for resale and fuel, which are all carried at the lower of cost or market. Cost is determined using the weighted-average or first-in, first-out methods.

Property and Equipment, Policy

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization were computed using the straight-line method over our estimates of average useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values
Ships	30	15%
Ship improvements	3-28	0% or 15%
Buildings and improvements	5-35	0-10%
Computer hardware and software	3-7	0-10%
Transportation equipment and other	2-20	0-10%
Leasehold improvements, including port facilities	Shorter of lease term or related asset life	-

Ship improvement costs that we believe add value to our ships, such as those incurred for major refurbishments, are capitalized to the ships and depreciated over their or the ships’ estimated remaining useful life, whichever is shorter, while costs of repairs and maintenance, including minor improvement costs, are charged to expense as incurred. We capitalize interest as part of acquiring ships and other capital projects during their construction period. The specifically identified or estimated cost and accumulated depreciation of previously capitalized ship components are written-off upon retirement, which may result in a loss on disposal that is classified within other ship operating expenses in the accompanying Consolidated Statements of Income.

Dry-dock costs primarily represent planned major maintenance activities that are incurred when a ship is taken out of service for scheduled maintenance. These costs are expensed as incurred and included within other ship operating expenses in the accompanying Consolidated Statements of Income.

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of these assets may not be fully recoverable. The assessment of possible impairment is based on our ability to recover the carrying value of our asset based on our estimate of its undiscounted future cash flows. If these estimated undiscounted future cash flows are less than the carrying value of the asset, an impairment charge is recognized for the excess, if any, of the asset’s carrying value over its estimated fair value.

Intangibles, Policy

Intangibles

We review our goodwill for impairment annually and, when events or circumstances dictate, more frequently. All of our goodwill has been allocated to our reporting units, also referred to as “cruise brands”. Our goodwill impairment reviews consist of a two-step process. The first step is to determine the fair value of the cruise brand and compare it to the carrying value of the net assets allocated to the cruise brand. If this fair value exceeds the carrying value no further analysis or goodwill write-down is required. The second step is required if the fair value of the cruise brand is less than the carrying value of the net assets. In this step the estimated fair value of the cruise brand is allocated to all the underlying assets and liabilities, including both recognized and unrecognized tangible and intangible assets, based on their relative fair values. If necessary, goodwill is then written-down to its implied fair value.

The costs of developing and maintaining our trademarks are expensed as incurred. Trademarks represent substantially all of our other intangibles. For certain of our acquisitions we have allocated a portion of the purchase prices to the acquiree’s identified trademarks. Trademarks are estimated to have an indefinite useful life and, therefore, are not amortizable, but are reviewed for impairment annually and, when events or circumstances dictate, more frequently. Our trademarks would be considered impaired if their carrying value exceeds their estimated fair value.

Revenue and Expense Recognition, Policy

Revenue and Expense Recognition

Guest cruise deposits represent unearned revenues and are initially recorded as customer deposit liabilities generally when received. Customer deposits are subsequently recognized as cruise revenues, together with revenues from onboard and other activities, and all associated direct costs and expenses of a voyage are recognized as cruise costs and expenses, upon completion of voyages with durations of ten nights or less and on a pro rata basis for voyages in excess of ten nights. The impact of recognizing these shorter duration cruise revenues and expenses on a completed voyage basis versus on a pro rata basis is not material. Future travel discount vouchers issued to guests are recorded as a reduction of cruise passenger ticket revenues when such vouchers are utilized. Cancellation fees are recognized in cruise passenger ticket revenues at the time of the cancellation.

Our sale to guests of air and other transportation to and from our ships and the related cost of purchasing this service are recorded as cruise passenger ticket revenues and cruise transportation costs, respectively. The proceeds that we collect from the sale of third party shore excursions and on behalf of onboard concessionaires, net of the amounts remitted to them, are recorded as concession revenues, on a net basis, in onboard and other cruise revenues. These amounts are recognized on a completed voyage or pro rata basis as discussed above.

Cruise passenger ticket revenues include port charges collected from our guests that vary with guest head counts. As previously discussed, these same amounts are also expensed within commissions, transportation and other costs in the accompanying Consolidated Statements of Income when the corresponding revenues are recognized.

Revenues and expenses from our tour and travel services are recognized at the time the services are performed or expenses are incurred. Revenues from the leasing of our owned ships to unaffiliated parties are recognized ratably over the term of the charter agreement using the straight-line method.

Insurance and Self-Insurance, Policy

Insurance and Self-Insurance

We use a combination of insurance and self-insurance to address a number of risks including, among others, injuries related to crew and guests, hull and machinery, war risk, workers’ compensation, employee health, property damage and general liability. Liabilities associated with certain of these risks, principally crew medical and crew and guest injury claims, are estimated actuarially based on historical claims experience, loss development factors and other assumptions. While we believe the estimated loss amounts accrued are adequate, the ultimate loss may differ from the amounts provided.

Selling and Administrative Expenses, Policy

Selling and Administrative Expenses

Selling expenses include a broad range of advertising, such as marketing and promotional expenses. Advertising is charged to expense as incurred, except for media production costs. Media production costs are recorded as prepaid expenses and charged to expense upon the first airing of the advertisement. Advertising expenses totaled  $507 million,  $508 million and  $524 million in fiscal 2010, 2009 and 2008, respectively. Administrative expenses represent the costs of our shoreside ship support, reservations and other administrative functions, and include salaries and related benefits, professional fees and occupancy costs, which are typically expensed as incurred.

Foreign Currency Transactions and Translations, Policy

Foreign Currency Translations and Transactions

We translate the assets and liabilities of our foreign operations that have functional currencies other than the U.S. dollar at exchange rates in effect at the balance sheet date. Revenues and expenses of these foreign operations are translated at weighted-average exchange rates for the reporting period. Their equity is translated at historical rates and the resulting cumulative foreign currency translation adjustments are included as a component of accumulated other comprehensive income (“AOCI”). Therefore, the U.S. dollar value of these non-equity translated items in our consolidated financial statements will fluctuate from period to period, depending on the changing value of the dollar versus these currencies.

Exchange gains and losses arising from the remeasurement of monetary assets and liabilities and foreign currency transactions denominated in a currency other than the functional currency of the entity involved are immediately included in nonoperating earnings, unless such assets and liabilities have been designated to act as hedges of ship commitments or net investments in our foreign operations, respectively. These net gains or losses included in nonoperating earnings were insignificant in fiscal 2010, 2009 and 2008. In addition, the unrealized exchange gains or losses on our long-term intercompany receivables denominated in a non-functional currency, which are not expected to be repaid in the foreseeable future and are therefore considered to form part of our net investments, are recorded as foreign currency translation adjustments, which are included as a component of AOCI.

Earnings Per Share, Policy

Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of shares of common stock and ordinary shares outstanding during each period. Diluted earnings per share is computed by dividing adjusted net income by the weighted-average number of shares of common stock and ordinary shares, common stock equivalents and other potentially dilutive securities outstanding during each period. For earnings per share purposes, Carnival Corporation common stock and Carnival plc ordinary shares are considered a single class of shares since they have equivalent rights (see Note 3). All shares that are issuable under our outstanding convertible notes that have contingent share conversion features have been considered outstanding for our diluted earnings per share computations, if dilutive, using the “if converted” method of accounting from the date of issuance.

Share-Based Compensation, Policy

Share-Based Compensation

We recognize compensation expense for all share-based compensation awards using the fair value method. Share-based compensation cost is recognized ratably using the straight-line attribution method over the expected vesting period or to the retirement eligibility date, if less than the vesting period, when vesting is not contingent upon any future performance. In addition, we estimate the amount of expected forfeitures, based on historical forfeiture experience, when calculating compensation cost. If the actual forfeitures that occur are significantly different from the estimate, then we revise our estimates.

General (Tables)	12 Months Ended
Nov. 30, 2010
Summary By Brand Of Passenger Capacity Number Of Cruise Ships And Primary Marketed Areas

As of November 30, 2010, the summary by cruise brand of our passenger capacity, the number of cruise ships we operate and the primary areas or countries in which they are marketed are as follows:

Cruise Brands	Passenger Capacity (a)	Number of Cruise Ships	Primary Markets

North America
Carnival Cruise Lines	54,480	22	North America
Princess Cruises (“Princess”)	37,608	17	North America
Holland America Line	23,492	15	North America
Seabourn	1,524	5	North America

North America Cruise Brands	117,104	59

Europe, Australia & Asia (“EAA”)
Costa Cruises (“Costa”)	29,202	14	Italy, France and Germany
P&O Cruises (UK) (b)	15,098	7	United Kingdom (“UK”)
AIDA Cruises (“AIDA”)	12,054	7	Germany
Cunard	6,676	3	UK and North America
P&O Cruises (Australia)	6,322	4	Australia
Ibero Cruises (“Ibero”)	5,008	4	Spain and South America

EAA Cruise Brands	74,360	39

	191,464	98

(a)	In accordance with cruise industry practice, passenger capacity is calculated based on two passengers per cabin even though some cabins can accommodate three or more passengers.

(b)	Includes the 1,200-passenger capacity Artemis, which was sold in October 2009 to an unrelated entity and is being operated by P&O Cruises (UK) under a bareboat charter agreement until April 2011.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2010
Depreciation and Amortization Expense Computation

Depreciation and amortization were computed using the straight-line method over our estimates of average useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values
Ships	30	15%
Ship improvements	3-28	0% or 15%
Buildings and improvements	5-35	0-10%
Computer hardware and software	3-7	0-10%
Transportation equipment and other	2-20	0-10%
Leasehold improvements, including port facilities	Shorter of lease term or related asset life	-

Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2010
Property and Equipment

Property and equipment consisted of the following (in millions):

	November 30,
	2010	2009
Ships	$37,348	$35,187
Ships under construction	696	770

	38,044	35,957
Land, buildings and improvements, including leasehold improvements and port facilities	858	864
Computer hardware and software, transportation equipment and other	934	913

Total property and equipment	39,836	37,734
Less accumulated depreciation and amortization	(8,869)	(7,864)

	$30,967	$29,870

Debt (Tables)	12 Months Ended
Nov. 30, 2010
Debt Table Disclosure

Long-term debt and short-term borrowings consisted of the following (in millions):

	November 30,
	2010 (a)	2009 (a)
SECURED LONG-TERM DEBT
Fixed rate export credit facilities, collateralized by two ships, bearing interest at 5.4% and 5.5%, due through 2016	$328	$375
Floating rate export credit facilities collateralized by three ships, bearing interest at LIBOR plus 1.1% to 1.3% (1.7% to 2.6%), repaid or collateral released in 2010	-	325
Other	3	3

Total Secured Long-term Debt	331	703

UNSECURED LONG-TERM DEBT
Export Credit Facilities
Fixed rate export credit facilities, bearing interest at 4.2% to 5.0%, due through 2020 (b)	2,339	2,603
Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025 (b)(c)	503	299
Floating rate export credit facilities, bearing interest at LIBOR plus 1.3% to 1.6% (1.9% to 2.0%), due through 2022 (d)(e)	688	83
Euro floating rate export credit facilities, bearing interest at EURIBOR plus 0.2% to 0.5% (1.1% to 1.6%), due through 2022 (f)(g)	824	1,111
Bank Loans
Fixed rate bank loans, bearing interest at 3.5% to 4.5%, due through 2015 (b)(h)(i)	851	850
Euro fixed rate bank loans, bearing interest at 3.9% to 4.7%, due through 2021 (b)	406	524
Floating rate bank loans, bearing interest at LIBOR plus 1.9% (2.2%), due in 2013 (i)(j)	150	200
Euro floating rate bank loans, bearing interest at EURIBOR plus 0.6% to 1.3% (1.6% to 2.3%), due in 2014 (b)(k)	262	152
Revolver (i)(l)
Loans, bearing interest at LIBOR plus 0.2% (0.6%)	5	212
Euro loans, bearing interest at EURIBOR plus 0.2% (0.6%)	-	52
Private Placement Notes
Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016	123	224
Euro fixed rate notes, bearing interest at 6.7% to 7.3%, due through 2018 (b)	246	278
Publicly-Traded Notes
Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028	529	530
Euro fixed rate notes, bearing interest at 4.3%, due in 2013	991	1,119
Sterling fixed rate notes, bearing interest at 5.6%, due in 2012	322	339
Publicly-Traded Convertible Notes
Notes, bearing interest at 2%, repaid in 2010	-	595
Notes, bearing interest at 1.75%, net of discount, due in 2013	6	9
Other	48	29

Total Unsecured Long-term Debt	8,293	9,209

UNSECURED SHORT-TERM BORROWINGS
Commercial paper, with aggregate weighted-average interest rate of 0.5%, repaid in December 2010 (l)	696	96
Euro bank loans, with aggregate weighted-average interest rate of 1.2%, repaid in December 2010	44	39

Total Unsecured Short-term Borrowings	740	135

Total Unsecured Debt	9,033	9,344

Total Debt	9,364	10,047

Less short-term borrowings	(740)	(135)
Less current portion of long-term debt	(613)	(815)

Total Long-term Debt	$8,011	$9,097

(a)	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2010, 60%, 37% and 3% (59%, 38% and 3% at November 30, 2009) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2010, we believe we were in compliance with all of our debt covenants.

(b)	Includes an aggregate $3.7 billion of debt whose interest rate will increase upon a reduction in the senior unsecured credit ratings of Carnival Corporation or Carnival plc from BBB+/A3 to BBB/Baa2 and will increase further upon additional credit rating reductions, exclusive of the amount shown in Note (i).

(c)	In 2010, Costa Cruises, one of our Italian subsidiaries, borrowed $246 million under an unsecured euro-denominated export credit facility, which bears interest at 3.75% and is due in semi-annual installments through 2025.

(d)	In 2010, we repaid $78 million of an unsecured floating rate export credit facility that was borrowed to pay for a portion of Seabourn Odyssey’s purchase price prior to its maturity dates through 2014.

(e)	In 2010, we borrowed $445 million under an unsecured floating rate export credit facility, the proceeds of which were used to pay for a portion of Queen Elizabeth’s purchase price. This facility bears interest at LIBOR plus 160 basis points (“bps”) and is due in semi-annual installments through 2022.

(f)	In 2010, we borrowed $371 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAblu’s purchase price. This facility bears interest at EURIBOR plus 50 bps and is due in semi-annual installments through 2022.

(g)	In 2010, we repaid $390 million of an unsecured floating rate euro-denominated export credit facility that was borrowed to pay for a portion of Costa Pacifica’s purchase price prior to its maturity dates through 2019.

(h)	Includes two facilities that aggregate to $650 million, which currently carry fixed interest rates. However, each facility can be switched in the future to a floating interest rate at the option of the lenders.

(i)	Includes an aggregate $356 million of debt whose interest rate, and in the case of the revolver its commitment fees, will increase upon a reduction in the senior unsecured credit ratings of Carnival Corporation or Carnival plc from A3 to Baa1 and will increase further upon additional credit rating reductions.

(j)	In 2010, we repaid a $100 million unsecured floating rate bank loan prior to its maturity in 2012.

(k)	In 2010, we borrowed $132 million under an unsecured euro-denominated bank loan, which bears interest at EURIBOR plus 125 bps and is due in February 2014.

(l)	Carnival Corporation, Carnival plc and certain of Carnival plc’s subsidiaries are parties to our principal revolver for $2.0 billion (comprised of $1.2 billion, €400 million and £200 million). Under this revolver, we can draw loans in U.S. dollars, euros and sterling. Its availability is reduced by the amount of our commercial paper, which was $696 million at November 30, 2010.

Schedule of Maturities of Debt Disclosure

At November 30, 2010, the scheduled annual maturities of our debt were as follows (in millions):

	Fiscal
	2011	2012	2013	2014	2015	Thereafter
Short-term borrowings	$740
Long-term debt	613	$1,159	$1,715	$1,006	$1,128	$3,003

	$1,353	$1,159	$1,715	$1,006	$1,128	$3,003

Committed Ship Financings

At January 31, 2011, our committed ship financings are as follows:

Cruise Brands and Ships	Month/Year Committed	Fiscal Year Scheduled for Funding	Amount
			(in millions)
North America Brands
Carnival Cruise Lines
Carnival Magic	11/09	2011	$544
Carnival Breeze	11/09	2012	560

			1,104

Princess
Newbuild	04/10	2013	535
Newbuild	04/10	2014	535

			1,070

North America Cruise Brands			2,174

Europe, Australia & Asia (“EAA”) Brands
AIDA
AIDAbella	12/10	2011	233
AIDAsol	12/08	2011	381
AIDAmar	12/08	2012	387
Newbuild	12/10	2013	316

			1,317

Costa
Costa Favolosa	06/09	2011	199

EAA Cruise Brands			1,516

			$3,690

Commitments (Tables)	12 Months Ended
Nov. 30, 2010
Contractual Commitments

At November 30, 2010, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2011	2012	2013	2014	2015	There- after	Total
Operating leases	$44	$39	$34	$25	$23	$108	$273
Port facilities and other	118	114	107	100	98	811	1,348

	$162	$153	$141	$125	$121	$919	$1,621

Shareholders' Equity (Tables)	12 Months Ended
Nov. 30, 2010
Comprehensive Income Note

At November 30, 2010 and 2009, accumulated other comprehensive (loss) income was as follows (in millions):

	November 30,
	2010	2009
Cumulative foreign currency translation adjustments, net	$(99)	$565
Unrecognized pension expenses	(91)	(99)
Unrealized loss on marketable security	(16)	(16)
Net (losses) gains on cash flow derivative hedges	(48)	12

	$(254)	$462

Fair Value Measurements, Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Nov. 30, 2010
Fair Value Measurements

The estimated carrying and fair values of our financial instrument assets and (liabilities) that are not measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2010		November 30, 2009
	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents(a)	$404	$404	$324	$324
Long-term other assets(b)	$191	$178	$187	$181
Fixed rate, non-convertible debt(c)	$(6,689)	$(7,076)	$(7,173)	$(7,194)
Floating rate, non-convertible debt(c)	$(2,669)	$(2,630)	$(2,270)	$(2,182)
Publicly-traded convertible notes(d)	$(6)	$(7)	$(604)	$(627)

(a)	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.

(b)	At November 30, 2010 and 2009, substantially all of our long-term other assets were comprised of notes and other receivables. The fair values of notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates.

(c)	The net difference between the fair value of our fixed rate, non-convertible debt and its carrying value was due to the market interest rates in existence at November 30, 2010 and 2009 being lower than the fixed interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The net difference between the fair value of our floating rate, non- convertible debt and its carrying value was due to the market interest rates in existence at November 30, 2010 and 2009 being higher than the floating interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The fair values of our publicly-traded notes were based on their quoted market prices in active markets. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.

(d)	The net difference between the fair value of our publicly-traded convertible notes and their carrying value was primarily due to the impact of changes in the Carnival Corporation common stock price underlying the value of these convertible notes. The fair values were based on quoted market prices in active markets.

Fair Value, Assets and Liabilities Measured on Recurring Basis

The estimated fair value and basis of valuation of our financial instrument assets and (liabilities) that are measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2010		November 30, 2009
	Level 1	Level 2	Level 1	Level 2
Cash equivalents(a)	$25	$-	$214	$-
Marketable securities held in rabbi trusts(b)	$105	$21	$106	$17
Derivatives:
Ship foreign currency forwards and options(c)	$-	$8	$-	$41
Net investment hedges(d)	$-	$12	$-	$(33)
Interest rate swaps(e)(f)	$-	$1	$-	$3

(a)	Cash equivalents are comprised of money market funds.

(b)	Level 1 and 2 marketable securities are held in rabbi trusts and are primarily comprised of mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.

(c)	At November 30, 2010 and 2009, we have foreign currency forwards and options totaling $785 million and $887 million, respectively, that are designated as foreign currency cash flow hedges for certain of our euro and sterling-denominated shipbuilding contracts. These foreign currency forwards and options mature through May 2011.

(d)	At November 30, 2010 and 2009, we have foreign currency forwards and swaps totaling $352 million and $526 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency and were principally entered into to convert U.S. dollar-denominated debt into euro debt. These foreign currency forwards mature through July 2017, and the swaps matured in March 2010.

(e)	We have both U.S. dollar and sterling interest rate swaps designated as fair value hedges whereby we receive fixed interest rate payments in exchange for making floating interest rate payments. At November 30, 2010 and 2009, these interest rate swap agreements effectively changed $512 million and $625 million, respectively, of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt. In addition, we have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2010, these interest rate swap agreements effectively changed $333 million of EURIBOR-based floating rate euro debt to fixed rate debt. These interest rate swaps mature through February 2022.

(f)	In December 2008, we settled certain foreign currency swaps for $113 million that were designated as cash flow hedges that had effectively converted U.S. dollar fixed interest rate debt into sterling fixed interest rate debt. The settlement re-aligned the debt with the parent company’s U.S. dollar functional currency.

Segment Information (Tables)	12 Months Ended
Nov. 30, 2010
Schedule of Segment Reporting Information, by Segment

Information for our Cruise and Tour and Other segments as of and for the years ended November 30 was as follows (in millions):

	Revenues (a)	Operating expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)	Capital expenditures	Total assets
2010
North America Cruise Brands	$8,379	$5,294	$902	$843	$1,340	$1,082	$21,239
EAA Cruise Brands	5,730	3,572	584	505	1,069	2,260	14,849
Cruise Support	79	14	98	27	(60)	218	802
Tour and Other	403	334	30	41	(2)	19	600	(b)
Intersegment elimination	(122)	(122)	-	-	-	-	-

	$14,469	$9,092	$1,614	$1,416	$2,347	$3,579	$37,490

2009
North America Cruise Brands	$7,815	$4,944	$896	$791	$1,184	$1,474	$21,073
EAA Cruise Brands	5,280	3,215	573	458	1,034	1,823	14,659
Cruise Support	78	12	89	25	(48)	58	593
Tour and Other	427	376	32	35	(16)	25	510	(b)
Intersegment elimination	(140)	(140)	-	-	-	-	-

	$13,460	$8,407	$1,590	$1,309	$2,154	$3,380	$36,835

2008
North America Cruise Brands	$8,766	$5,510	$905	$723	$1,628	$1,675	$20,484
EAA Cruise Brands	5,713	3,503	612	462	1,136	1,597	11,579
Cruise Support	76	34	77	28	(63)	49	770
Tour and Other	561	462	35	36	28	32	567	(b)
Intersegment elimination	(169)	(169)	-	-	-	-	-

	$14,947	$9,340	$1,629	$1,249	$2,729	$3,353	$33,400

(a)	A portion of Tour and Other segment revenues include revenues for the cruise portion of a tour, when a cruise is sold along with a land tour package by Holland America Princess Alaska Tours, and shore excursion and port hospitality services provided to cruise guests by this tour company. These intersegment revenues, which are included in full in the cruise brand segments, are eliminated directly against the Tour and Other segment revenues and operating expenses in the line “Intersegment elimination.”

(b)	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, domed rail cars, which run on the Alaska Railroad, and our owned ships under long-term charter to an unaffiliated entity. At November 30, 2010, the former Costa Europa and Holland America Line’s former Noordam are being chartered-out.

Schedule of Revenue by Geographic Area

Revenues by geographic areas, which are based on where the guests are sourced and not the cruise brands on which they sailed, were as follows (in millions):

	Years Ended November 30,
	2010	2009	2008
North America	$7,467	$7,085	$8,320
Europe	5,574	5,190	5,513
Australia and Asia	1,063	790	780
Others	365	395	334

	$14,469	$13,460	$14,947

Benefit Plans (Tables)	12 Months Ended
Nov. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments

A combined summary of Carnival Corporation and Carnival plc stock option activity during the year ended November 30, 2010 was as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
			(in years)	(in millions)
Outstanding at November 30, 2009	15,346,257	$42.54
Exercised	(1,563,055)	$27.85
Forfeited or expired	(1,063,354)	$41.95

Outstanding at November 30, 2010	12,719,848	$43.91	2.8	$37

Exercisable at November 30, 2010	12,201,129	$43.75	2.8	$37

(a)	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2010.

Restricted Share Activity Disclosure

During the year ended November 30, 2010, RSA and RSU activity was as follows:

	RSAs		RSUs
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2009	1,229,027	$39.37	2,406,653	$34.02
Granted	336,345	$34.57	864,883	$34.52
Vested	(239,046)	$49.77	(328,962)	$47.75
Forfeited	-	$-	(115,773)	$39.44

Outstanding at November 30, 2010	1,326,326	$36.28	2,826,801	$32.35

Earnings Per Share (Tables)	12 Months Ended
Nov. 30, 2010
Earnings Per Share

Our basic and diluted earnings per share were computed as follows (in millions, except per share data):

	Years Ended November 30,
	2010	2009	2008
Net income	$1,978	$1,790	$2,324
Interest on dilutive convertible notes	11	12	40

Net income for diluted earnings per share	$1,989	$1,802	$2,364

Weighted-average common and ordinary shares outstanding	788	787	786
Dilutive effect of convertible notes	14	15	28
Dilutive effect of equity plans	3	2	2

Diluted weighted-average shares outstanding	805	804	816

Basic earnings per share	$2.51	$2.27	$2.96

Diluted earnings per share	$2.47	$2.24	$2.90

Anti-dilutive stock options excluded from diluted earnings per share computations	$10	$14	$12

Summary by Brand of Passenger Capacity, Number of Cruise Ships and Primary Areas in which They Are Marketed (Detail)	Nov. 30, 2010		Nov. 30, 2010 North America Carnival Cruise Lines		Nov. 30, 2010 North America Princess		Nov. 30, 2010 North America Holland America Line		Nov. 30, 2010 North America Seabourn		Nov. 30, 2010 North America Cruise Brands		Nov. 30, 2010 Europe, Australia & Asia ("EAA") Costa		Nov. 30, 2010 Europe, Australia & Asia ("EAA") P&O Cruises (UK)		Nov. 30, 2010 Europe, Australia & Asia ("EAA") AIDA		Nov. 30, 2010 Europe, Australia & Asia ("EAA") Cunard		Nov. 30, 2010 Europe, Australia & Asia ("EAA") P&O Cruises (Australia)		Nov. 30, 2010 Europe, Australia & Asia ("EAA") Ibero Cruises ("Ibero")		Nov. 30, 2010 EAA Cruise Brands
Passenger Capacity	191,464	[1]	54,480	[1]	37,608	[1]	23,492	[1]	1,524	[1]	117,104	[1]	29,202	[1]	15,098	[1],[2]	12,054	[1]	6,676	[1]	6,322	[1]	5,008	[1]	74,360	[1]
Number of Cruise Ships	98		22		17		15		5		59		14		7	[2]	7		3		4		4		39
Primary Markets			North America		North America		North America		North America				Italy, France and Germany		United Kingdom ("UK")	[2]	Germany		UK and North America		Australia		Spain and South America

[1]	In accordance with cruise industry practice, passenger capacity is calculated based on two passengers per cabin even though some cabins can accommodate three or more passengers.
[2]	Includes the 1,200-passenger capacity Artemis, which was sold in October 2009 to an unrelated entity and is being operated by P&O Cruises (UK) under a bareboat charter agreement until April 2011.

Summary by Brand of Passenger Capacity, Number of Cruise Ships and Primary Areas in which They Are Marketed (Parenthetical) (Detail)	Nov. 30, 2010
Passenger Capacity	191,464 [1]
Europe, Australia & Asia ("EAA") P&O Cruises (UK) | Artemis
Passenger Capacity	1,200

[1]	In accordance with cruise industry practice, passenger capacity is calculated based on two passengers per cabin even though some cabins can accommodate three or more passengers.

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2008	Nov. 30, 2007	Jul. 31, 2009 Ibero Cruise
Policy to consolidate entities over which we have control	We consolidate entities over which we have control as typically evidenced by a direct ownership interest of greater than 50%, or for which we are the primary beneficiary (see Note 3). For affiliates where significant influence over financial and operating policies exists, as typically evidenced by a direct ownership interest from 20% to 50%, the investment is accounted for using the equity method.
Acquisition of non-controlling interest percentage					25.00%
Acquisition of non-controlling interest					$ 33
Prior period adjustment amounts on gross basis in revenues and expenses	346	303	301
Advertising expenses	507	508	524
Adjustment to reduce retained earnings				203
Increase in additional paid-in capital				209
Increase in non-cash interest expense			6
Reclassification from other long-term liabilities to additional paid-in capital		$ 35	$ 15	$ 54

Estimate of Average Useful Lives and Residual Values of Property and Equipment (Detail)	12 Months Ended
Nov. 30, 2010
Ships
Average useful lives of property and equipment	30
Residual values of property and equipment	15.00%
Ship improvements
Minimum average useful lives of property and equipment	3
Maximum average useful lives of property and equipment	28
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	15.00%
Buildings and improvements
Minimum average useful lives of property and equipment	5
Maximum average useful lives of property and equipment	35
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	10.00%
Computer hardware and software
Minimum average useful lives of property and equipment	3
Maximum average useful lives of property and equipment	7
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	10.00%
Transportation equipment and other
Minimum average useful lives of property and equipment	2
Maximum average useful lives of property and equipment	20
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	10.00%
Leasehold improvements, including port facilities
Average useful lives of property and equipment	Shorter of lease term or related asset life

DLC Structure - Additional Information (Detail) (DLC Structure) In Millions, unless otherwise specified	12 Months Ended
Nov. 30, 2010
Partial share offer ("PSO") of Carnival plc's shares made and accepted	20.00%
Partial share offer ("PSO") of Carnival plc's shares held as treasury stock	41.7

Property and Equipment (Detail) (USD $) In Millions	Nov. 30, 2010	Nov. 30, 2009
Ships	$ 37,348	$ 35,187
Ships under construction	696	770
Ships And Ships Under Construction Gross, Total	38,044	35,957
Land, buildings and improvements, including leasehold improvements and port facilities	858	864
Computer hardware and software, transportation equipment and other	934	913
Total property and equipment	39,836	37,734
Less accumulated depreciation and amortization	(8,869)	(7,864)
Property and Equipment, Net	$ 30,967	$ 29,870

Property and Equipment - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Nov. 30, 2010		Nov. 30, 2009		Nov. 30, 2008
Capitalized interest, primarily on ships under construction	$ 26		$ 37		$ 52
Aggregate net book value of two ships	30,967		29,870
Debt	331	[1]	703	[1]
Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses	797		749		661
Ships
Aggregate net book value of two ships	802
P And O Cruises Artemis
Gain from sale of P&O Cruises' Artemis	44
Mortgages
Debt	$ 328

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2010, 60%, 37% and 3% (59%, 38% and 3% at November 30, 2009) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2010, we believe we were in compliance with all of our debt covenants.

Long-Term Debt and Short-Term Borrowings (Detail) (USD $) In Millions	Nov. 30, 2010		Nov. 30, 2009
Secured Long-Term Debt	$ 331	[1]	$ 703	[1]
Unsecured Long-Term Debt	8,293	[1]	9,209	[1]
Unsecured Short-Term Debt	740	[1]	135	[1]
Total Unsecured Debt	9,033	[1]	9,344	[1]
Total Debt	9,364	[1]	10,047	[1]
Less short-term borrowings	(740)	[1]	(135)	[1]
Less current portion of long-term debt	(613)	[1]	(815)	[1]
Total Long-term Debt	8,011	[1]	9,097	[1]
Fixed rate export credit facilities, collateralized by two ships, bearing interest at 5.4% and 5.5%, due through 2016
Secured Long-Term Debt	328	[1]	375	[1]
Floating rate export credit facilities collateralized by three ships, bearing interest at LIBOR plus 1.1% to 1.3% (1.7% to 2.6%), repaid or collateral released in 2010
Secured Long-Term Debt			325	[1]
Other
Secured Long-Term Debt	3	[1]	3	[1]
Unsecured Long-Term Debt	48	[1]	29	[1]
Export Credit Facilities Fixed rate export credit facilities, bearing interest at 4.2% to 5.0%, due through 2020
Unsecured Long-Term Debt	2,339	[1],[2]	2,603	[1],[2]
Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025
Unsecured Long-Term Debt	503	[1],[2],[3]	299	[1],[2],[3]
Export Credit Facilities Floating rate export credit facilities, bearing interest at LIBOR plus 1.3% to 1.6% (1.9% to 2.0%), due through 2022
Unsecured Long-Term Debt	688	[1],[4],[5]	83	[1],[4],[5]
Export Credit Facilities Euro floating rate export credit facilities, bearing interest at EURIBOR plus 0.2% to 0.5% (1.1% to 1.6%), due through 2022
Unsecured Long-Term Debt	824	[1],[6],[7]	1,111	[1],[6],[7]
Bank Loans Fixed rate bank loans, bearing interest at 3.5% to 4.5%, due through 2015
Unsecured Long-Term Debt	851	[1],[2],[8],[9]	850	[1],[2],[8],[9]
Bank Loans Euro fixed rate bank loans, bearing interest at 3.9% to 4.7%, due through 2021
Unsecured Long-Term Debt	406	[1],[2]	524	[1],[2]
Bank Loans Floating rate bank loans, bearing interest at LIBOR plus 1.9% (2.2%), due in 2013
Unsecured Long-Term Debt	150	[1],[10],[8]	200	[1],[10],[8]
Bank Loans Euro floating rate bank loans, bearing interest at EURIBOR plus 0.6% to 1.3% (1.6% to 2.3%), due in 2014
Unsecured Long-Term Debt	262	[1],[11],[2]	152	[1],[11],[2]
Revolver Loans, bearing interest at LIBOR plus 0.2% (0.6%)
Unsecured Long-Term Debt	5	[1],[12],[8]	212	[1],[12],[8]
Revolver Euro loans, bearing interest at EURIBOR plus 0.2% (0.6%)
Unsecured Long-Term Debt			52	[1],[12],[8]
Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016
Unsecured Long-Term Debt	123	[1]	224	[1]
Private Placement Notes Euro fixed rate notes, bearing interest at 6.7% to 7.3%, due through 2018
Unsecured Long-Term Debt	246	[1],[2]	278	[1],[2]
Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028
Unsecured Long-Term Debt	529	[1]	530	[1]
Publicly Traded Notes Euro fixed rate notes, bearing interest at 4.3%, due in 2013
Unsecured Long-Term Debt	991	[1]	1,119	[1]
Publicly-Traded Notes Sterling fixed rate notes, bearing interest at 5.6%, due in 2012
Unsecured Long-Term Debt	322	[1]	339	[1]
Publicly-Traded Convertible Notes, bearing interest at 2%, repaid in 2010
Unsecured Long-Term Debt			595	[1]
Publicly-Traded Convertible Notes, bearing interest at 1.75%, net of discount, due in 2013
Unsecured Long-Term Debt	6	[1]	9	[1]
Commercial paper, with aggregate weighted-average interest rate of 0.5%, repaid in December 2010
Unsecured Short-Term Debt	696	[1],[12]	96	[1],[12]
Euro bank loans, with aggregate weighted-average interest rate of 1.2%, repaid in December 2010
Unsecured Short-Term Debt	$ 44	[1]	$ 39	[1]

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2010, 60%, 37% and 3% (59%, 38% and 3% at November 30, 2009) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2010, we believe we were in compliance with all of our debt covenants.
[2]	Includes an aggregate $3.7 billion of debt whose interest rate will increase upon a reduction in the senior unsecured credit ratings of Carnival Corporation or Carnival plc from BBB+/A3 to BBB/Baa2 and will increase further upon additional credit rating reductions, exclusive of the amount shown in Note (i).
[3]	In 2010, Costa Cruises, one of our Italian subsidiaries, borrowed $246 million under an unsecured euro-denominated export credit facility, which bears interest at 3.75% and is due in semi-annual installments through 2025.
[4]	In 2010, we borrowed $445 million under an unsecured floating rate export credit facility, the proceeds of which were used to pay for a portion of Queen Elizabeth's purchase price. This facility bears interest at LIBOR plus 160 basis points ("bps") and is due in semi-annual installments through 2022.
[5]	In 2010, we repaid $78 million of an unsecured floating rate export credit facility that was borrowed to pay for a portion of Seabourn Odyssey's purchase price prior to its maturity dates through 2014.
[6]	In 2010, we borrowed $371 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAblu's purchase price. This facility bears interest at EURIBOR plus 50 bps and is due in semi-annual installments through 2022.
[7]	In 2010, we repaid $390 million of an unsecured floating rate euro-denominated export credit facility that was borrowed to pay for a portion of Costa Pacifica's purchase price prior to its maturity dates through 2019.
[8]	Includes an aggregate $356 million of debt whose interest rate, and in the case of the revolver its commitment fees, will increase upon a reduction in the senior unsecured credit ratings of Carnival Corporation or Carnival plc from A3 to Baa1 and will increase further upon additional credit rating reductions.
[9]	Includes two facilities that aggregate to $650 million, which currently carry fixed interest rates. However, each facility can be switched in the future to a floating interest rate at the option of the lenders.
[10]	In 2010, we repaid a $100 million unsecured floating rate bank loan prior to its maturity in 2012.
[11]	In 2010, we borrowed $132 million under an unsecured euro-denominated bank loan, which bears interest at EURIBOR plus 125 bps and is due in February 2014.
[12]	Carnival Corporation, Carnival plc and certain of Carnival plc's subsidiaries are parties to our principal revolver for $2.0 billion (comprised of $1.2 billion, €400 million and £200 million). Under this revolver, we can draw loans in U.S. dollars, euros and sterling. Its availability is reduced by the amount of our commercial paper, which was $696 million at November 30, 2010.

Long-Term Debt and Short-Term Borrowings (Parenthetical) (Detail) In Millions, unless otherwise specified	Nov. 30, 2010 USD ( $)		Nov. 30, 2009 USD ( $)		Nov. 30, 2010 Costa Cruises Euro Denominated Export Credit Facility Which Bears Interest At 3 Point 75 Percent Due In Semi Annual Installments Through 2025 USD ( $)	Nov. 30, 2010 Revolving Credit Facility USD ( $)	Nov. 30, 2010 Revolving Credit Facility U.S Dollar Denominated Debt USD ( $)	Nov. 30, 2010 Revolving Credit Facility Euro Denominated EUR ( €)	Nov. 30, 2010 Revolving Credit Facility Sterling Denominated Debt GBP ( £)	Nov. 30, 2010 U.S Dollar Denominated Debt	Nov. 30, 2009 U.S Dollar Denominated Debt	Nov. 30, 2010 Euro Denominated	Nov. 30, 2009 Euro Denominated	Nov. 30, 2010 Sterling Denominated Debt	Nov. 30, 2009 Sterling Denominated Debt	Nov. 30, 2010 Debt Interest Rate Subject To Credit Rating Changes USD ( $)	Nov. 30, 2010 Unsecured Floating Rate Export Credit Facilities USD ( $)	Nov. 30, 2010 Unsecured Floating Rate Euro Denominated Export Credit Facility USD ( $)	Nov. 30, 2010 Fixed Rate Debt USD ( $)	Nov. 30, 2010 Debt Whose Interest Rate Will Increase On Reduction Of Credit Rating USD ( $)	Nov. 30, 2010 Unsecured Floating Rate Bank Loan USD ( $)	Nov. 30, 2010 Unsecured Euro Denominated Bank Loan USD ( $)
Percentage of Total Debt										60.00%	59.00%	37.00%	38.00%	3.00%	3.00%
Unsecured Long-Term Debt	$ 8,293	[1]	$ 9,209	[1]	$ 246	$ 2,000	$ 1,200	€ 400	£ 200							$ 3,700	$ 445	$ 371	$ 650	$ 356		$ 132
Interest rate at facility																	LIBOR plus 160 basis points (“bps”) and is due in semi-annual installments through 2022	EURIBOR plus 50 basis points (“bps”) and is due in semi-annual installments through 2022				EURIBOR plus 125 basis points (“bps”) and is due in February 2014
Debt instrument, interest rate					3.75%
Payment of Unsecured debt																	78	390			100
Unsecured Short-Term Debt	$ 740	[1]	$ 135	[1]		$ 696

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2010, 60%, 37% and 3% (59%, 38% and 3% at November 30, 2009) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2010, we believe we were in compliance with all of our debt covenants.

Scheduled Annual Maturities of Debt (Detail) (USD $) In Millions	Nov. 30, 2010
Debt maturities in 2011	$ 1,353
Debt maturities in 2012	1,159
Debt maturities in 2013	1,715
Debt maturities in 2014	1,006
Debt maturities in 2015	1,128
Debt maturities thereafter	3,003
Short-term Debt
Debt maturities in 2011	740
Long-term Debt
Debt maturities in 2011	613
Debt maturities in 2012	1,159
Debt maturities in 2013	1,715
Debt maturities in 2014	1,006
Debt maturities in 2015	1,128
Debt maturities thereafter	$ 3,003

Debt - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended
	Nov. 30, 2010	Nov. 30, 2010 Revolving Credit Facility Maturing In October 2011	Nov. 30, 2010 Revolving Credit Facility Revolving Credit Facility Available at November 2010	Nov. 30, 2010 Revolving Credit Facility	Nov. 30, 2010 Revolving Credit Facility Expiring In 2011	Nov. 30, 2010 Convertible Notes Payable	Sep. 24, 2010 Convertible Notes Payable
Unsecured Long-Term Debt Repayment Term	These commitments, if drawn, are generally repayable semi-annually over 12 years. We have the option to cancel each one until 60 days prior to the underlying ship's delivery date.
Description of revolver credit facility commitment fee				Under our principal revolver, we are required to pay a commitment fee of 30% of the margin per annum on any undrawn portion. If more than 50% of this revolver is drawn, we will incur an additional 5 bps utilization fee on the total amount outstanding. This revolver matures in October 2012, except for $39 million which matures in October 2011.
Commitment fee				30.00%
credit Facility utilization subject to utilization fee				50.00%
Total number of other revolving credit facilities to date				4
Revolver credit facility				$ 1,800,000,000
Revolver credit facility		39,000,000	423,000,000
Other revolving credit facilities cancelled					100,000,000
Convertible notes conversion to common shares description						On September 24, 2010, we issued a notice of redemption to the noteholders of our 2% Convertible Notes (“2% Notes”) that all of the outstanding 2% Notes would be redeemed by October 25, 2010 (the “Redemption Date”), for cash at a price equal to 100% of the principal amount outstanding plus unpaid accrued interest.
Redemption date of 2% convertible notes						10/25/2010
Redemption price of 2% convertible notes							100000000.00%
Repurchase of 2% convertible notes						595,000,000
Reduction in additional paid-in capital resulting from payment of cash upon conversion in excess of the 2% Notes carrying value						$ 52,000,000

Committed Ship Financings (Detail) (USD $) In Millions	Nov. 30, 2010	Nov. 30, 2010 North America Carnival Cruise Lines Financing information at January 31, 2011	Nov. 30, 2010 North America Carnival Cruise Lines Financing information at January 31, 2011 Carnival Magic	Nov. 30, 2010 North America Carnival Cruise Lines Financing information at January 31, 2011 Carnival Breeze	Nov. 30, 2010 North America Princess Financing information at January 31, 2011	Nov. 30, 2010 North America Princess Financing information at January 31, 2011 Princess Newbuild 2013 Fiscal Year	Nov. 30, 2010 North America Princess Financing information at January 31, 2011 Princess Newbuild 2014 Fiscal Year	Nov. 30, 2010 North America Cruise Brands Financing information at January 31, 2011	Nov. 30, 2010 Europe, Australia & Asia ("EAA") AIDA Financing information at January 31, 2011	Nov. 30, 2010 Europe, Australia & Asia ("EAA") AIDA Financing information at January 31, 2011 AIDAbella	Nov. 30, 2010 Europe, Australia & Asia ("EAA") AIDA Financing information at January 31, 2011 AIDAsol	Nov. 30, 2010 Europe, Australia & Asia ("EAA") AIDA Financing information at January 31, 2011 AIDAmar	Nov. 30, 2010 Europe, Australia & Asia ("EAA") AIDA Financing information at January 31, 2011 Newbuild	Nov. 30, 2010 Europe, Australia & Asia ("EAA") Costa Financing information at January 31, 2011 Costa Favolosa	Nov. 30, 2010 EAA Cruise Brands Financing information at January 31, 2011	Nov. 30, 2010 Financing information at January 31, 2011
Subsequent Event, Date	Jan 31, 2011
Month/Year Committed			11/30/09	11/30/09		04/30/10	04/30/10			12/31/10	12/31/08	12/31/08	12/31/10	06/30/09
Fiscal Year Scheduled for Funding			2011	2012		2013	2014			2011	2011	2012	2013	2011
Amount		$ 1,104	$ 544	$ 560	$ 1,070	$ 535	$ 535	$ 2,174	$ 1,317	$ 233	$ 381	$ 387	$ 316	$ 199	$ 1,516	$ 3,690

Commitment - Additional Information (Detail) (USD $)	12 Months Ended
	Nov. 30, 2010		Nov. 30, 2009	Nov. 30, 2008
Aggregate passenger capacity of Ships under contract for construction	191,464	[1]
Rent expense under operating leases	$ 61,000,000		$ 54,000,000	$ 52,000,000
Ship Commitments
Ships under contract for construction	10
Aggregate passenger capacity of Ships under contract for construction	27,500
Estimated total cost of ships under contract	6,100,000,000
Payment for ships under construction	603,000,000
Anticipated payment for cost of ships due in 2011	2,100,000,000
Anticipated payment for cost of ships due in 2012	1,800,000,000
Anticipated payment for cost of ships due in 2013	1,000,000,000
Anticipated payment for cost of ships due in 2014	$ 625,000,000

[1]	In accordance with cruise industry practice, passenger capacity is calculated based on two passengers per cabin even though some cabins can accommodate three or more passengers.

Operating Leases, Port Facilities and Other Commitments (Detail) (USD $) In Millions	Nov. 30, 2010
Operating leases
Operating Leases Future Minimum Payments Due In 2011	$ 44
Operating Leases Future Minimum Payments Due In 2012	39
Operating Leases Future Minimum Payments Due In 2013	34
Operating Leases Future Minimum Payments Due In 2014	25
Operating Leases Future Minimum Payments Due In 2015	23
Operating Leases Future Minimum Payments Due Thereafter	108
Operating Leases Future Minimum Payments Due	273
Port Facilities And Other
Port Facilities And Other Contractual Commitments Due In 2011	118
Port Facilities And Other Contractual Commitments Due In 2012	114
Port Facilities And Other Contractual Commitments Due In 2013	107
Port Facilities And Other Contractual Commitments Due In 2014	100
Port Facilities And Other Contractual Commitments Due In 2015	98
Port Facilities And Other Contractual Commitments Due In Thereafter	811
Port Facilities And Other Contractual Commitments Due	1,348
Leases And Other Future Minimum Payments
Leases And Other Future Minimum Payments Due In 2011	162
Leases And Other Future Minimum Payments Due In 2012	153
Leases And Other Future Minimum Payments Due In 2013	141
Leases And Other Future Minimum Payments Due In 2014	125
Leases And Other Future Minimum Payments Due In 2015	121
Leases And Other Future Minimum Payments Due Thereafter	919
Leases And Other Future Minimum Payments Due	$ 1,621

Contingencies - Additional Information (Detail) (Lease Out And Lease Back Type Transactions, USD $) In Millions	Nov. 30, 2010	Nov. 30, 2009 US Treasury Securities
Estimated contingent obligations	$ 551
Estimated termination payment in the event that Carnival Corporation were to default on its contingent obligations and assuming performance by all other participants	106
Required standby letter of credit if Carnival Corporation's credit rating falls below BBB or, alternatively, provide mortgages for this aggregate amount on these two ships	63
Gain in other nonoperating income from Unwinding of LILO transaction		$ 15

Income and Other Taxes - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2008
Income tax benefit recognized by AIDA and Costa from an Italian investment incentive related to certain of their newbuild expenditures	$ 1	$ 16	$ 47
Accounting method for uncertain income tax positions	The tax benefit to be recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution.
Reduction to opening balance of retained earnings due to change in the accounting for uncertain income tax positions			(11)
Retained earnings
Reduction to opening balance of retained earnings due to change in the accounting for uncertain income tax positions			(11)
AIDA And Costa Newbuild
Income tax benefit recognized by AIDA and Costa from an Italian investment incentive related to certain of their newbuild expenditures	$ 30

Shareholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data	1 Months Ended	3 Months Ended		12 Months Ended									3 Months Ended
	Jun. 30, 2006	Nov. 30, 2007	Aug. 31, 2007	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2008	Nov. 30, 2010 Carnival Corp	Nov. 30, 2009 Carnival Corp	Nov. 30, 2008 Carnival Corp	Nov. 30, 2010 CARNIVAL PLC	Nov. 30, 2009 CARNIVAL PLC	Nov. 30, 2008 CARNIVAL PLC	Nov. 30, 2010 Repurchase of Equity
Preferred stock, authorized							40,000,000	40,000,000
Date of remaining availability of shares value of the repurchase agreement				Jan 31, 2011									Jan 28, 2011
Share repurchase program, aggregate value authorized for repurchase	$ 1,000
Share repurchase availability description													At January 28, 2011, the remaining availability under the Repurchase Program was $787 million.
Share repurchase program, aggregate value remaining authorized for repurchase		1,000	578										787
Share repurchased									600,000			1,300,000
Share repurchase program additional authorized shares for repurchase							31,500,000			19,200,000
Treasury Stock Sold (in shares)								450,000	633,000	14,800,000	5,800,000
Sales of treasury stock				545	196	15		9	15	545	187
Repurchase of Common Stock				$ 524	$ 188	$ 98	$ 545	$ 187
Repurchase of Common Stock (in shares)							14,800,000	5,800,000			450,000	633,000
Common stock reserved for issuance pursuant to convertible notes, employee benefit and dividend reinvestment plans							38,900,000
Common stock reserved for issuance pursuant to employee benefit plans										18,600,000

Accumulated Other Comprehensive (Loss) Income (Detail) (USD $) In Millions	Nov. 30, 2010	Nov. 30, 2009
Cumulative foreign currency translation adjustments, net	$ (99)	$ 565
Unrecognized pension expenses	(91)	(99)
Unrealized loss on marketable security	(16)	(16)
Net (losses) gains on cash flow derivative hedges	(48)	12
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	$ (254)	$ 462

Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Millions	Nov. 30, 2010		Nov. 30, 2009		Nov. 30, 2008	Nov. 30, 2007
Cash and cash equivalents	$ 429		$ 538		$ 650	$ 943
Long-term other assets	639		650
Non-convertible debt	(9,364)	[1]	(10,047)	[1]
Financial Instruments Not Measured at Fair Value on a Recurring Basis | Carrying Value
Cash and cash equivalents	404	[2]	324	[2]
Long-term other assets	191	[3]	187	[3]
Publicly-traded convertible notes	(6)	[4]	(604)	[4]
Financial Instruments Not Measured at Fair Value on a Recurring Basis | Carrying Value | Fixed Rate
Non-convertible debt	(6,689)	[5]	(7,173)	[5]
Financial Instruments Not Measured at Fair Value on a Recurring Basis | Carrying Value | Floating Rate
Non-convertible debt	(2,669)	[5]	(2,270)	[5]
Financial Instruments Not Measured at Fair Value on a Recurring Basis | Fair Value
Cash and cash equivalents	404	[2]	324	[2]
Long-term other assets	178	[3]	181	[3]
Publicly-traded convertible notes	(7)	[4]	(627)	[4]
Financial Instruments Not Measured at Fair Value on a Recurring Basis | Fair Value | Fixed Rate
Non-convertible debt	(7,076)	[5]	(7,194)	[5]
Financial Instruments Not Measured at Fair Value on a Recurring Basis | Fair Value | Floating Rate
Non-convertible debt	$ (2,630)	[5]	$ (2,182)	[5]

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2010, 60%, 37% and 3% (59%, 38% and 3% at November 30, 2009) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2010, we believe we were in compliance with all of our debt covenants.
[2]	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.
[3]	At November 30, 2010 and 2009, substantially all of our long-term other assets were comprised of notes and other receivables. The fair values of notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates.
[4]	The net difference between the fair value of our publicly-traded convertible notes and their carrying value was primarily due to the impact of changes in the Carnival Corporation common stock price underlying the value of these convertible notes. The fair values were based on quoted market prices in active markets.
[5]	The net difference between the fair value of our fixed rate, non-convertible debt and its carrying value was due to the market interest rates in existence at November 30, 2010 and 2009 being lower than the fixed interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The net difference between the fair value of our floating rate, non- convertible debt and its carrying value was due to the market interest rates in existence at November 30, 2010 and 2009 being higher than the floating interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The fair values of our publicly-traded notes were based on their quoted market prices in active markets. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.

Estimated Fair Value and Basis of Valuation of Financial Instrument Assets and (Liabilities) Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Millions	Nov. 30, 2010		Nov. 30, 2009
Level 1 | Cash equivalents
Cash equivalent	$ 25	[1]	$ 214	[1]
Level 1 | Marketable securities held in rabbi trusts
Marketable securities held in rabbi trusts	105	[2]	106	[2]
Level 2 | Marketable securities held in rabbi trusts
Marketable securities held in rabbi trusts	21	[2]	17	[2]
Level 2 | Ship foreign currency forwards and options
Fair Value Assets And Liabilities Measured On Recurring Basis Derivative Financial Instruments	8	[3]	41	[3]
Level 2 | Net investment hedges
Fair Value Assets And Liabilities Measured On Recurring Basis Derivative Financial Instruments	12	[4]	(33)	[4]
Level 2 | Interest rate swaps
Fair Value Assets And Liabilities Measured On Recurring Basis Derivative Financial Instruments	$ 1	[5],[6]	$ 3	[5],[6]

[1]	Cash equivalents are comprised of money market funds.
[2]	Level 1 and 2 marketable securities are held in rabbi trusts and are primarily comprised of mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.
[3]	At November 30, 2010 and 2009, we have foreign currency forwards and options totaling $785 million and $887 million, respectively, that are designated as foreign currency cash flow hedges for certain of our euro and sterling-denominated shipbuilding contracts. These foreign currency forwards and options mature through May 2011.
[4]	At November 30, 2010 and 2009, we have foreign currency forwards and swaps totaling $352 million and $526 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency and were principally entered into to convert U.S. dollar-denominated debt into euro debt. These foreign currency forwards mature through July 2017, and the swaps matured in March 2010.
[5]	In December 2008, we settled certain foreign currency swaps for $113 million that were designated as cash flow hedges that had effectively converted U.S. dollar fixed interest rate debt into sterling fixed interest rate debt. The settlement re-aligned the debt with the parent company's U.S. dollar functional currency.
[6]	We have both U.S. dollar and sterling interest rate swaps designated as fair value hedges whereby we receive fixed interest rate payments in exchange for making floating interest rate payments. At November 30, 2010 and 2009, these interest rate swap agreements effectively changed $512 million and $625 million, respectively, of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt. In addition, we have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2010, these interest rate swap agreements effectively changed $333 million of EURIBOR-based floating rate euro debt to fixed rate debt. These interest rate swaps mature through February 2022.

Estimated Fair Value and Basis of Valuation of Financial Instrument Assets and (Liabilities) Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) (Financial Instruments Measured at Fair Value on a Recurring Basis, USD  $)
In Millions	1 Months Ended
	Dec. 31, 2008	Nov. 30, 2010	Nov. 30, 2009
Ship foreign currency forwards and options
Total Foreign currency forwards and options designated as foreign currency cash flow hedges for euro and sterling-denominated shipbuilding contracts		$ 785	$ 887
Net investment hedges
Total foreign currency forwards and swaps designated as hedges of net investments in foreign operations for euro-denominated functional currency		352	526
Interest rate swaps
Amount of interest rate swap agreements change, of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt, for both U.S. dollar and sterling interest rate swaps designated as fair value hedges		512	625
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges		333
Settlement of foreign currency swaps designated as cash flow hedges	$ 113

Fair Value Measurements, Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	12 Months Ended											12 Months Ended
	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2008	Nov. 30, 2010 Foreign Exchange Contract Cash Flow Hedging	Nov. 30, 2009 Foreign Exchange Contract Cash Flow Hedging	Nov. 30, 2010 Foreign Exchange Contract Net investment hedges	Nov. 30, 2009 Foreign Exchange Contract Net investment hedges	Nov. 30, 2010 Nonoperating Income Expense	Jul. 31, 2010 Minimum	Jul. 31, 2010 Maximum	Jul. 31, 2010 Ibero Cruise	Nov. 30, 2010 Euro And Sterling Debt And Other Obligations	Nov. 30, 2009 Euro And Sterling Debt And Other Obligations
Percentage of weighted average cost of capital adjusted for risk									10.00%	12.00%
Percentage by which Ibero's estimated fair value exceeds its carrying value											24.00%
Amount by which Ibero's estimated fair value exceeds its carrying value											$ 141,000,000
Goodwill	3,320,000,000	3,451,000,000									152,000,000
Effective portions of derivative (losses) and gains recognized in other comprehensive (loss) income				(64,000,000)	101,000,000	84,000,000	(49,000,000)
Gain on foreign currency forwards that are not designated as hedges								18,000,000
Designated debt and other obligations as nonderivative hedges of net investments in foreign operations												3,000,000,000	3,800,000,000
Debt and other obligations maturity date												Nov 30, 2019
Cumulative foreign currency transaction gains and (losses) included in the cumulative translation adjustment component of AOCI	519,000,000	(88,000,000)
Foreign currency translation adjustment	$ 607,000,000	$ (407,000,000)	$ 691,000,000
Newbuild passenger capacity under contract exposed to currency risk	25.00%
Newbuild passenger capacity under contract not exposed to currency risk	62.00%
Newbuild passenger capacity under contract hedged	13.00%
Percentage of debt bore fixed interest rates, including the effect of interest rate swaps	69.00%	71.00%
Percentage of debt bore floating interest rates, including the effect of interest rate swaps	31.00%	29.00%

Information for Cruise and Tour and Other Segments (Detail) (USD $) In Millions	12 Months Ended
	Nov. 30, 2010		Nov. 30, 2009		Nov. 30, 2008
Revenues	$ 14,469	[1]	$ 13,460	[1]	$ 14,947	[1]
Operating expenses	9,092		8,407		9,340
Selling and administrative	1,614		1,590		1,629
Depreciation and amortization	1,416		1,309		1,249
Operating Income	2,347		2,154		2,729
Capital expenditures	3,579		3,380		3,353
Total assets	37,490		36,835		33,400
North America Cruise Brands
Revenues	8,379	[1]	7,815	[1]	8,766	[1]
Operating expenses	5,294		4,944		5,510
Selling and administrative	902		896		905
Depreciation and amortization	843		791		723
Operating Income	1,340		1,184		1,628
Capital expenditures	1,082		1,474		1,675
Total assets	21,239		21,073		20,484
EAA Cruise Brands
Revenues	5,730	[1]	5,280	[1]	5,713	[1]
Operating expenses	3,572		3,215		3,503
Selling and administrative	584		573		612
Depreciation and amortization	505		458		462
Operating Income	1,069		1,034		1,136
Capital expenditures	2,260		1,823		1,597
Total assets	14,849		14,659		11,579
Cruise
Revenues	79	[1]	78	[1]	76	[1]
Operating expenses	14		12		34
Selling and administrative	98		89		77
Depreciation and amortization	27		25		28
Operating Income	(60)		(48)		(63)
Capital expenditures	218		58		49
Total assets	802		593		770
Tour and Other
Revenues	403	[1]	427	[1]	561	[1]
Operating expenses	334		376		462
Selling and administrative	30		32		35
Depreciation and amortization	41		35		36
Operating Income	(2)		(16)		28
Capital expenditures	19		25		32
Total assets	600	[2]	510	[2]	567	[2]
Intersegment elimination
Revenues	(122)	[1]	(140)	[1]	(169)	[1]
Operating expenses	$ (122)		$ (140)		$ (169)

[1]	A portion of Tour and Other segment revenues include revenues for the cruise portion of a tour, when a cruise is sold along with a land tour package by Holland America Princess Alaska Tours, and shore excursion and port hospitality services provided to cruise guests by this tour company. These intersegment revenues, which are included in full in the cruise brand segments, are eliminated directly against the Tour and Other segment revenues and operating expenses in the line "Intersegment elimination."
[2]	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, domed rail cars, which run on the Alaska Railroad, and our owned ships under long-term charter to an unaffiliated entity. At November 30, 2010, the former Costa Europa and Holland America Line's former Noordam are being chartered-out.

Revenues by Geographic Area, Which is Based on Where the Guest is from (Detail) (USD $) In Millions	12 Months Ended
	Nov. 30, 2010		Nov. 30, 2009		Nov. 30, 2008
Revenue	$ 14,469	[1]	$ 13,460	[1]	$ 14,947	[1]
North America
Revenue	7,467		7,085		8,320
Europe
Revenue	5,574		5,190		5,513
Australia and Asia
Revenue	1,063		790		780
Others
Revenue	$ 365		$ 395		$ 334

[1]	A portion of Tour and Other segment revenues include revenues for the cruise portion of a tour, when a cruise is sold along with a land tour package by Holland America Princess Alaska Tours, and shore excursion and port hospitality services provided to cruise guests by this tour company. These intersegment revenues, which are included in full in the cruise brand segments, are eliminated directly against the Tour and Other segment revenues and operating expenses in the line "Intersegment elimination."

Benefit Plans - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2008
Share-based compensation expense	$ 43	$ 50	$ 50
Share-based compensation expense included in selling, general and administrative expense	1,614	1,590	1,629
Share-based compensation expense included in cruise payroll expenses	1,611	1,498	1,470
Stock Option And Award Plans
Shares available for future grant	38.9
Employee Stock Option
Percentage of exercise price of options to purchase common stock of market value	100.00%
Award vesting period description	Employee options either vest evenly over five years or at the end of three years.
Intrinsic value of options exercised	17	1	5
Unrecognized compensation cost related to unvested awards	2
Stock Options Granted Before October 2005
Employee options vest terms( in year)	10
Stock Options Granted After October 2005
Employee options vest terms( in year)	7
Directors Plan
Employee options vesting period	5Y
Employee options vest terms( in year)	10
Restricted Stock Awards
Award vesting period description	RSAs have been granted to certain officers and non-executive board members and either have three or five-year cliff vesting or vest evenly over five years after the grant date
Restricted Stock Units
Award vesting period description	Carnival Corporation and Carnival plc grant RSUs that vest evenly over five years or at the end of three or five years after the grant date and accrue dividend equivalents on each outstanding RSU, in the form of additional RSUs, based on dividends declared
Restricted Stock and Restricted Stock Units
Grant date fair value of RSAs and RSUs vested	$ 28	$ 18	$ 11
Unrecognized compensation cost related to unvested awards	35
Cost expected to be recognized over a weighted-average period (in year)	1.6
Pension Plans, Defined Benefit
Weighted-average discount rates	5.00%	5.40%
Defined plan expense	85	36	42
Pension Plans, Defined Benefit | Cruise
Liability in cruise payroll and related expense	41
Defined Contribution Pension
Defined plan expense	20	16	22
Cruise
Share-based compensation expense included in selling, general and administrative expense	98	89	77
Cruise | Deferred Compensation, Share-based Payments
Share-based compensation expense included in cruise payroll expenses	3	4	6
Deferred Compensation, Share-based Payments
Share-based compensation expense included in selling, general and administrative expense	$ 40	$ 46	$ 44

Summary of Carnival Corporation and Carnival Plc Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Nov. 30, 2010
Shares
Outstanding Beginning Balance	15,346,257
Exercised	(1,563,055)
Forfeited or expired	(1,063,354)
Outstanding Ending Balance	12,719,848
Exercisable at November 30, 2010	12,201,129
Weighted-Average Exercise Price
Outstanding Beginning Balance	$ 42.54
Exercised	$ 27.85
Forfeited or expired	$ 41.95
Outstanding Ending Balance	$ 43.91
Exercisable at November 30, 2010	$ 43.75
Weighted-Average Remaining Contractual Term
Outstanding Ending Balance	2,800,000
Exercisable at November 30, 2010	2,800,000
Aggregate Intrinsic Value
Outstanding Ending Balance	$ 37 [1]
Exercisable at November 30, 2010	$ 37 [1]

[1]	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2010.

RSA and RSU Activity (Detail) (USD $)	12 Months Ended
Nov. 30, 2010
Restricted Stock Awards
Shares
Outstanding Beginning Balance	1,229,027
Granted	336,345
Vested	(239,046)
Outstanding Ending Balance	1,326,326
Weighted-Average Grant Date Fair Value
Outstanding Beginning Balance	$ 39.37
Granted	$ 34.57
Vested	$ 49.77
Outstanding Ending Balance	$ 36.28
Restricted Stock Units
Shares
Outstanding Beginning Balance	2,406,653
Granted	864,883
Vested	(328,962)
Forfeited	(115,773)
Outstanding Ending Balance	2,826,801
Weighted-Average Grant Date Fair Value
Outstanding Beginning Balance	$ 34.02
Granted	$ 34.52
Vested	$ 47.75
Forfeited	$ 39.44
Outstanding Ending Balance	$ 32.35

Basic and Diluted Earnings Per Share Computation (Detail) (USD $) In Millions, except Per Share data	12 Months Ended
	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2008
Net income	$ 1,978	$ 1,790	$ 2,324
Interest on dilutive convertible notes	11	12	40
Net income for diluted earnings per share	$ 1,989	$ 1,802	$ 2,364
Weighted-average common and ordinary shares outstanding	788	787	786
Dilutive effect of convertible notes	14	15	28
Dilutive effect of equity plans	3	2	2
Diluted weighted-average shares outstanding	805	804	816
Basic earnings per share	$ 2.51	$ 2.27	$ 2.96
Diluted earnings per share	$ 2.47	$ 2.24	$ 2.9
Stock Option
Anti-dilutive stock options excluded from diluted earnings per share computations	10	14	12

Supplemental Cash Flow Information - Additional information (Detail) (USD $) In Millions	12 Months Ended
	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2008
Cash paid for interest	$ 387	$ 403	$ 449
Cash paid for income taxes	$ 15	$ 27	$ 23